UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Daniel O’ Neill

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-476-7523

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 0.4%
252	Triumph Group, Inc.	$15,758

Airlines - 4.5%
2,538	Alaska Air Group, Inc.*	88,449
14,115	JetBlue Airways Corp.*	77,774
1,569	Southwest Airlines Co.	14,419

		180,642

Auto Components - 0.4%
1,011	Standard Motor Products, Inc.	14,215

Biotechnology - 0.4%
283	United Therapeutics Corp.*	15,503

Capital Markets - 1.3%
986	Ameriprise Financial, Inc.	50,996

Chemicals - 5.5%
234	CF Industries Holdings, Inc.	45,808
1,350	Eastman Chemical Co.	70,578
1,185	Koppers Holdings, Inc.	39,034
2,183	Kraton Performance Polymers, Inc.*	51,126
702	Olin Corp.	14,208

		220,754

Commercial Banks - 6.3%
1,089	Associated Banc-Corp	13,601
468	BB&T Corp.	14,681
4,985	Fifth Third Bancorp	68,893
1,436	Fulton Financial Corp.	13,197
5,347	Hanmi Financial Corp. Class A*	58,550
6,873	Huntington Bancshares, Inc.	42,716
590	SunTrust Banks, Inc.	13,953
576	Trustmark Corp.	13,928
663	Webster Financial Corp.	13,605

		253,124

Commercial Services & Supplies - 3.7%
3,047	Deluxe Corp.	86,291
997	Pitney Bowes, Inc.	13,320
882	Sykes Enterprises, Inc.*	13,045
592	UniFirst Corp.	37,071

		149,727

Communications Equipment - 0.3%
394	NETGEAR, Inc.*	13,644

Construction & Engineering - 1.4%
3,476	AECOM Technology Corp.*	56,346

Consumer Finance - 6.9%
264	Capital One Financial Corp.	14,913
2,060	Discover Financial Services	74,078
1,891	EZCORP, Inc. Class A*	42,547
6,062	SLM Corp.	96,931
710	World Acceptance Corp.*	50,602

		279,071

Diversified Consumer Services - 1.7%
398	Apollo Group, Inc. Class A*	10,826

Shares		Value
Diversified Consumer Services - (continued)
461	DeVry, Inc.	$9,049
1,200	ITT Educational Services, Inc.*	46,584

		66,459

Electric Utilities - 0.7%
431	El Paso Electric Co.	14,590
518	PPL Corp.	14,970

		29,560

Electrical Equipment - 1.4%
1,614	EnerSys*	55,118

Electronic Equipment, Instruments & Components - 4.0%
4,027	Corning, Inc.	45,948
3,591	Ingram Micro, Inc. Class A*	53,829
3,700	Insight Enterprises, Inc.*	62,012

		161,789

Energy Equipment & Services - 3.0%
2,046	Atwood Oceanics, Inc.*	91,108
1,347	Basic Energy Services, Inc.*	14,574
984	Nabors Industries Ltd.*	13,619

		119,301

Food & Staples Retailing - 1.8%
3,713	Nash Finch Co.	71,141

Food Products - 2.7%
1,099	Ingredion, Inc.	57,060
3,503	Tyson Foods, Inc. Class A	52,580

		109,640

Health Care Providers & Services - 3.5%
2,037	Coventry Health Care, Inc.	67,893
1,924	Health Management Associates, Inc. Class A*	12,660
323	Magellan Health Services, Inc.*	15,569
414	Patterson Cos, Inc.	14,117
1,280	Pharmerica Corp.*	13,171
272	WellCare Health Plans, Inc.*	17,631

		141,041

Household Durables - 2.1%
423	Helen of Troy Ltd.*	12,884
638	Tempur-Pedic International, Inc.*	18,177
771	Whirlpool Corp.	52,089

		83,150

Insurance - 16.1%
194	ACE Ltd.	14,259
2,287	Aflac, Inc.	100,125
43	Alleghany Corp.*	14,870
1,886	American Financial Group, Inc.	71,121
450	American International Group, Inc.*	14,071
2,842	Assurant, Inc.	102,909
826	Everest Re Group Ltd.	84,004
6,860	Genworth Financial, Inc. Class A*	34,574
3,940	Hartford Financial Services Group, Inc.	64,813
1,664	Meadowbrook Insurance Group, Inc.	11,715
1,045	National Financial Partners Corp.*	15,518
1,856	Reinsurance Group of America, Inc.	103,324
744	Unum Group	14,054

		645,357

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
IT Services - 1.3%
258	CACI International, Inc. Class A*	$14,564
1,790	ManTech International Corp. Class A	39,255

		53,819

Life Sciences Tools & Services - 0.3%
368	Agilent Technologies, Inc.	14,091

Machinery - 2.0%
1,172	AGCO Corp.*	51,381
777	Albany International Corp. Class A	13,908
333	Mueller Industries, Inc.	14,196

		79,485

Media - 3.9%
6,043	Gannett Co., Inc.	85,267
3,142	Valassis Communications, Inc.*	70,852

		156,119

Metals & Mining - 0.7%
858	Olympic Steel, Inc.	13,428
680	Worthington Industries, Inc.	14,756

		28,184

Multi-Utilities - 0.4%
796	TECO Energy, Inc.	14,479

Oil, Gas & Consumable Fuels - 11.4%
161	Apache Corp.	13,865
321	Hess Corp.	15,138
2,325	HollyFrontier Corp.	86,932
2,099	Marathon Petroleum Corp.	99,283
486	Newfield Exploration Co.*	14,838
4,015	Tesoro Corp.*	111,015
4,303	Valero Energy Corp.	118,332

		459,403

Paper & Forest Products - 0.7%
185	Domtar Corp.	13,664
214	Schweitzer-Mauduit International, Inc.	14,573

		28,237

Professional Services - 1.1%
3,908	Kelly Services, Inc. Class A	46,349

Road & Rail - 1.3%
1,257	Old Dominion Freight Line, Inc.*	53,297

Semiconductors & Semiconductor Equipment - 1.4%
11,069	Gt Advanced Technologies, Inc.*	56,673

Specialty Retail - 6.8%
704	Finish Line, Inc. Class A	14,699
4,975	GameStop Corp. Class A	79,699
1,398	Guess?, Inc.	42,080
1,839	Lithia Motors, Inc. Class A	51,235
15,983	OfficeMax, Inc.*	71,764
316	Signet Jewelers Ltd.	13,879

		273,356

Shares		Value
Textiles, Apparel & Luxury Goods - 0.3%
330	Deckers Outdoor Corp.*	$13,764

Trading Companies & Distributors - 0.3%
406	United Rentals, Inc.*	11,737

	TOTAL COMMON STOCKS (Cost $4,002,791)	$4,021,329

	TOTAL INVESTMENTS (Cost $4,002,791) - 100.0%	$4,021,329
	Liabilities in Excess of Other Assets 0.0% †	(1,363)

	TOTAL NET ASSETS - 100.0%	$4,019,966

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 1.5%
717	General Dynamics Corp.	$45,486
163	Lockheed Martin Corp.	14,551

		60,037

Airlines - 1.7%
7,234	Southwest Airlines Co.	66,480

Biotechnology - 0.8%
189	Amgen, Inc.	15,612
216	Celgene Corp.*	14,787

30,399

Capital Markets - 2.3%
1,480	Ameriprise Financial, Inc.	76,546
317	State Street Corp.	12,800

		89,346

Chemicals - 4.1%
373	CF Industries Holdings, Inc.	73,018
1,685	Eastman Chemical Co.	88,092

		161,110

Commercial Banks - 10.5%
2,245	BB&T Corp.	70,426
1,567	Comerica, Inc.	47,339
6,224	Fifth Third Bancorp	86,016
11,189	Huntington Bancshares, Inc.	69,540
497	M&T Bank Corp.	42,662
2,075	Regions Financial Corp.	14,442
2,457	SunTrust Banks, Inc.	58,108
437	U.S. Bancorp	14,639
723	Zions Bancorporation	13,159

		416,331

Commercial Services & Supplies - 1.7%
513	Avery Dennison Corp.	15,795
3,747	Pitney Bowes, Inc.	50,060

		65,855

Communications Equipment - 0.4%
337	Harris Corp.	14,036

Computers & Peripherals - 0.4%
458	NetApp, Inc.*	14,963

Construction & Engineering - 0.4%
370	Jacobs Engineering Group, Inc.*	14,271

Consumer Finance - 6.8%
240	American Express Co.	13,850
1,243	Capital One Financial Corp.	70,217
2,520	Discover Financial Services	90,619
6,047	SLM Corp.	96,692

		271,378

Containers & Packaging - 1.1%
1,412	Bemis Co., Inc.	43,419

Diversified Consumer Services - 1.2%
1,760	Apollo Group, Inc. Class A*	47,872

Shares		Value
Diversified Financial Services - 1.3%
1,949	NYSE Euronext	$49,661

Electric Utilities - 1.7%
286	FirstEnergy Corp.	14,363
1,869	PPL Corp.	54,014

		68,377

Electronic Equipment, Instruments & Components - 1.7%
6,042	Corning, Inc.	68,939

Energy Equipment & Services - 2.5%
720	Diamond Offshore Drilling, Inc.	47,102
3,853	Nabors Industries Ltd.*	53,326

		100,428

Food & Staples Retailing - 0.7%
298	CVS Caremark Corp.	13,484
621	Kroger Co.	13,768

		27,252

Food Products - 1.9%
838	Dean Foods Co.*	10,366
4,465	Tyson Foods, Inc. Class A	67,020

		77,386

Health Care Equipment & Supplies - 0.3%
220	Zimmer Holdings, Inc.	12,965

Health Care Providers & Services - 6.0%
358	AmerisourceBergen Corp.	14,213
332	Cardinal Health, Inc.	14,306
2,595	Coventry Health Care, Inc.	86,491
556	Humana, Inc.	34,250
149	McKesson Corp.	13,519
1,464	Patterson Cos, Inc.	49,922
238	Quest Diagnostics, Inc.	13,906
259	UnitedHealth Group, Inc.	13,232

		239,839

Hotels, Restaurants & Leisure - 0.6%
415	Carnival Corp.	13,811
890	International Game Technology	10,075

		23,886

Household Durables - 2.4%
1,312	PulteGroup, Inc.*	14,825
1,205	Whirlpool Corp.	81,410

		96,235

Independent Power Producers & Energy Traders - 0.3%
1,111	AES Corp.*	13,399

Insurance - 14.0%
878	ACE Ltd.	64,533
2,281	Aflac, Inc.	99,862
403	Allstate Corp.	13,823
1,949	American International Group, Inc.*	60,945
2,835	Assurant, Inc.	102,655
370	Cincinnati Financial Corp.	14,001
12,117	Genworth Financial, Inc. Class A*	61,070
4,920	Hartford Financial Services Group, Inc.	80,934

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Insurance - (continued)
534	Principal Financial Group, Inc.	$13,665
887	Torchmark Corp.	44,128

		555,616

Life Sciences Tools & Services - 2.5%
1,502	Agilent Technologies, Inc.	57,512
907	Life Technologies Corp.*	39,799

		97,311

Machinery - 1.7%
713	Dover Corp.	38,837
121	Flowserve Corp.	14,518
228	Snap-on, Inc.	15,454

		68,809

Media - 4.8%
1,417	CBS Corp. Class B	47,413
6,152	Gannett Co., Inc.	86,805
1,251	Interpublic Group of Cos, Inc.	12,347
626	News Corp. Class A	14,410
366	Time Warner, Inc.	14,318
293	Walt Disney Co.	14,398

		189,691

Multiline Retail - 0.4%
246	Target Corp.	14,920

Multi-Utilities - 1.8%
689	CenterPoint Energy, Inc.	14,510
3,053	TECO Energy, Inc.	55,534

		70,044

Oil, Gas & Consumable Fuels - 12.6%
686	Apache Corp.	59,078
1,285	Hess Corp.	60,601
2,094	Marathon Petroleum Corp.	99,046
1,789	Newfield Exploration Co.*	54,618
3,924	Tesoro Corp.*	108,499
4,205	Valero Energy Corp.	115,637

		497,479

Pharmaceuticals - 1.5%
330	Eli Lilly & Co.	14,530
984	Merck & Co, Inc.	43,463

		57,993

Professional Services - 0.4%
198	Dun & Bradstreet Corp.	15,878

Road & Rail - 1.1%
641	CSX Corp.	14,705
198	Norfolk Southern Corp.	14,662
120	Union Pacific Corp.	14,713

		44,080

Semiconductors & Semiconductor Equipment - 2.2%
2,360	Advanced Micro Devices, Inc.*	9,582
989	KLA-Tencor Corp.	50,350
2,176	LSI Corp.*	15,014
1,031	NVIDIA Corp.*	13,960

		88,906

Software - 1.0%
1,318	Oracle Corp.	39,804

Shares		Value
Specialty Retail - 3.4%
411	Abercrombie & Fitch Co. Class A	$13,892
654	Best Buy Co., Inc.	11,831
5,065	GameStop Corp. Class A	81,141
514	Gap, Inc.	15,158
515	Lowe’s Cos., Inc.	13,065

		135,087

Tobacco - 0.3%
104	Lorillard, Inc.	13,379

	TOTAL COMMON STOCKS (Cost $3,902,929)	$3,962,861

	TOTAL INVESTMENTS (Cost $3,902,929) - 100.0%	$3,962,861
	Liabilities in Excess of Other Assets - 0.0% †	(1,234)

	TOTAL NET ASSETS - 100.0%	$3,961,627

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 91.1%
Aerospace & Defense - 2.0%
28	BE Aerospace, Inc.*	$1,099
201	Boeing Co.	14,856
19	Ceradyne, Inc.	418
4	Engility Holdings, Inc.*	63
96	General Dynamics Corp.	6,090
209	Honeywell International, Inc.	12,133
27	L-3 Communications Holdings, Inc.	1,914
71	Lockheed Martin Corp.	6,338
67	Northrop Grumman Corp.	4,435
39	Precision Castparts Corp.	6,067
90	Raytheon Co.	4,993
39	Rockwell Collins, Inc.	1,972
76	Textron, Inc.	1,980
246	United Technologies Corp.	18,312

		80,670

Air Freight & Logistics - 0.7%
85	FedEx Corp.	7,675
257	United Parcel Service, Inc. Class B	19,432

		27,107

Airlines - 0.1%
12	Allegiant Travel Co.*	853
206	Southwest Airlines Co.	1,893

		2,746

Auto Components - 0.4%
193	Goodyear Tire & Rubber Co.*	2,210
509	Johnson Controls, Inc.	12,547
16	Standard Motor Products, Inc.	225

		14,982

Automobiles - 0.3%
1,021	Ford Motor Co.	9,434
62	Harley-Davidson, Inc.	2,680

		12,114

Beverages - 2.1%
42	Beam, Inc.	2,641
7	Boston Beer Co, Inc. Class A*	754
607	Coca-Cola Co.	49,045
122	Constellation Brands, Inc. Class A*	3,442
42	Molson Coors Brewing Co. Class B	1,777
420	PepsiCo, Inc.	30,547

		88,206

Biotechnology - 1.5%
52	Alexion Pharmaceuticals, Inc.*	5,452
210	Amgen, Inc.	17,346
64	Biogen Idec, Inc.*	9,333
118	Celgene Corp.*	8,079
51	Cubist Pharmaceuticals, Inc.*	2,196
20	Emergent Biosolutions, Inc.*	292
203	Gilead Sciences, Inc.*	11,029
22	Regeneron Pharmaceuticals, Inc.*	2,962
42	United Therapeutics Corp.*	2,301
57	Vertex Pharmaceuticals, Inc.*	2,765

		61,755

Capital Markets - 2.1%
60	Ameriprise Financial, Inc.	3,103
857	Bank of New York Mellon Corp.	18,237
74	BlackRock, Inc.	12,599

Shares		Value
Capital Markets - (continued)
203	E*TRADE Financial Corp.*	$1,549
38	Franklin Resources, Inc.	4,368
133	Goldman Sachs Group, Inc.	13,420
356	Invesco Ltd.	7,878
149	Janus Capital Group, Inc.	1,077
121	Jefferies Group, Inc.	1,517
613	Morgan Stanley	8,374
65	Northern Trust Corp.	2,951
111	Prospect Capital Corp.	1,230
130	State Street Corp.	5,250
104	T. Rowe Price Group, Inc.	6,318

		87,871

Chemicals - 2.2%
24	A. Schulman, Inc.	525
57	Air Products & Chemicals, Inc.	4,584
19	Airgas, Inc.	1,507
18	American Vanguard Corp.	421
18	CF Industries Holdings, Inc.	3,524
957	Dow Chemical Co.	27,542
250	E.I. du Pont de Nemours & Co.	12,425
112	Eastman Chemical Co.	5,855
38	FMC Corp.	2,079
22	International Flavors & Fragrances, Inc.	1,226
41	Intrepid Potash, Inc.*	957
146	Monsanto Co.	12,501
80	Mosaic Co.	4,649
40	PPG Industries, Inc.	4,378
81	Praxair, Inc.	8,405

		90,578

Commercial Banks - 3.2%
140	Associated Banc-Corp	1,749
187	BB&T Corp.	5,866
62	BBCN Bancorp, Inc.*	703
62	Boston Private Financial Holdings, Inc.	583
37	City National Corp.	1,823
53	Comerica, Inc.	1,601
63	Commerce Bancshares, Inc.	2,481
116	East West Bancorp, Inc.	2,529
111	F.N.B. Corp.	1,208
246	Fifth Third Bancorp	3,400
203	First Horizon National Corp.	1,671
283	First Niagara Financial Group, Inc.	2,145
25	Hanmi Financial Corp. Class A*	274
624	Huntington Bancshares, Inc.	3,878
757	KeyCorp	6,041
34	M&T Bank Corp.	2,918
98	National Penn Bancshares, Inc.	866
26	PacWest Bancorp	596
142	PNC Financial Services Group, Inc.	8,392
1,110	Regions Financial Corp.	7,726
22	S&T Bancorp, Inc.	363
144	SunTrust Banks, Inc.	3,406
124	TCF Financial Corp.	1,281
507	U.S. Bancorp	16,984
36	United Bankshares, Inc.	839
1,421	Wells Fargo & Co.	48,044

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Commercial Banks - (continued)
29	Wintrust Financial Corp.	$1,064
145	Zions Bancorporation	2,639

		131,070

Commercial Services & Supplies - 0.5%
39	ABM Industries, Inc.	725
30	Cintas Corp.	1,189
79	Corrections Corp. of America	2,455
18	Encore Capital Group, Inc.*	504
14	G&K Services, Inc. Class A	441
50	Geo Group, Inc.*	1,156
80	Iron Mountain, Inc.	2,577
159	Pitney Bowes, Inc.	2,124
251	Republic Services, Inc.	7,262
12	UniFirst Corp.	752
33	Waste Connections, Inc.	1,015

		20,200

Communications Equipment - 1.4%
51	ADTRAN, Inc.	1,101
30	Arris Group, Inc.*	381
13	Black Box Corp.	346
1,445	Cisco Systems, Inc.	23,048
5	Comtech Telecommunications Corp.	137
7	Digi International, Inc.*	64
31	Harris Corp.	1,291
79	Motorola Solutions, Inc.	3,819
30	NETGEAR, Inc.*	1,039
458	QUALCOMM, Inc.	27,333
11	Symmetricom, Inc.*	66
100	Tellabs, Inc.	329
11	ViaSat, Inc.*	421

		59,375

Computers & Peripherals - 4.7%
29	3D Systems Corp.*	1,102
250	Apple, Inc.*	152,690
8	Avid Technology, Inc.*	74
398	Dell, Inc.*	4,728
17	Diebold, Inc.	550
562	EMC Corp.*	14,730
534	Hewlett-Packard Co.	9,740
13	Intermec, Inc.*	78
19	Lexmark International, Inc. Class A	332
42	NCR Corp.*	980
97	NetApp, Inc.*	3,169
26	QLogic Corp.*	300
65	SanDisk Corp.*	2,674
23	Super Micro Computer, Inc.*	285
27	Synaptics, Inc.*	712
63	Western Digital Corp.*	2,506

		194,650

Construction & Engineering - 0.3%
31	Aegion Corp.	539
27	Dycom Industries, Inc.*	470
136	Fluor Corp.	6,743
103	Jacobs Engineering Group, Inc.*	3,973

		11,725

Construction Materials - 0.0%††
49	Headwaters, Inc.*	306

Shares		Value
Consumer Finance - 0.9%
274	American Express Co.	$15,813
155	Capital One Financial Corp.	8,756
24	Cash America International, Inc.	920
144	Discover Financial Services	5,178
35	EZCORP, Inc. Class A*	787
23	First Cash Financial Services, Inc.*	922
391	SLM Corp.	6,252

		38,628

Containers & Packaging - 0.1%
124	Ball Corp.	5,154

Distributors - 0.1%
41	Genuine Parts Co.	2,625
40	LKQ Corp.*	1,413
38	Pool Corp.	1,401

		5,439

Diversified Consumer Services - 0.1%
86	Apollo Group, Inc. Class A*	2,339
10	Capella Education Co.*	265
24	Coinstar, Inc.*	1,140
68	Corinthian Colleges, Inc.*	137
48	DeVry, Inc.	942
14	ITT Educational Services, Inc.*	544

		5,367

Diversified Financial Services - 2.5%
2,883	Bank of America Corp.	21,161
784	Citigroup, Inc.	21,270
88	CME Group, Inc.	4,586
31	Interactive Brokers Group, Inc. Class A	429
44	IntercontinentalExchange, Inc.*	5,774
1,019	JPMorgan Chase & Co.	36,684
159	Leucadia National Corp.	3,447
54	Moody’s Corp.	2,189
98	NASDAQ OMX Group, Inc.	2,224
204	NYSE Euronext	5,198

		102,962

Diversified Telecommunication Services - 2.5%
1,572	AT&T, Inc.	59,610
167	CenturyLink, Inc.	6,937
154	Cincinnati Bell, Inc.*	593
514	Frontier Communications Corp.	2,015
26	General Communication, Inc. Class A*	246
760	Verizon Communications, Inc.	34,306
157	Windstream Corp.	1,564

		105,271

Electric Utilities - 2.3%
129	American Electric Power Co, Inc.	5,449
323	Duke Energy Corp.	21,894
87	Edison International	4,018
32	El Paso Electric Co.	1,083
142	Entergy Corp.	10,319
228	Exelon Corp.	8,919
112	FirstEnergy Corp.	5,625
112	NextEra Energy, Inc.	7,941
155	PPL Corp.	4,479
257	Southern Co.	12,375

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Electric Utilities - (continued)
390	Xcel Energy, Inc.	$11,427

		93,529

Electrical Equipment - 0.7%
193	AMETEK, Inc.	5,983
198	Emerson Electric Co.	9,458
14	Franklin Electric Co, Inc.	790
16	Hubbell, Inc. Class B	1,317
7	Powell Industries, Inc.*	240
33	Regal-Beloit Corp.	2,124
78	Roper Industries, Inc.	7,757

		27,669

Electronic Equipment, Instruments & Components - 0.6%
43	Amphenol Corp. Class A	2,532
8	Anixter International, Inc.*	455
30	Arrow Electronics, Inc.*	1,012
39	Avnet, Inc.*	1,229
4	Badger Meter, Inc.	136
19	Brightpoint, Inc.*	170
10	Checkpoint Systems, Inc.*	77
34	Cognex Corp.	1,149
408	Corning, Inc.	4,655
27	CTS Corp.	240
10	Daktronics, Inc.	77
4	DTS, Inc.*	75
20	Electro Scientific Industries, Inc.	248
5	FARO Technologies, Inc.*	215
41	FLIR Systems, Inc.	838
40	Ingram Micro, Inc. Class A*	600
51	Jabil Circuit, Inc.	1,107
6	Littelfuse, Inc.	322
4	Measurement Specialties, Inc.*	119
25	Mercury Computer Systems, Inc.*	292
29	Methode Electronics, Inc.	255
37	Molex, Inc.	929
4	MTS Systems Corp.	174
30	Newport Corp.*	338
5	OSI Systems, Inc.*	323
6	Park Electrochemical Corp.	162
8	Rofin-Sinar Technologies, Inc.*	145
4	Rogers Corp.*	143
22	ScanSource, Inc.*	635
7	SYNNEX Corp.*	237
115	TE Connectivity Ltd.	3,796
11	Tech Data Corp.*	551
41	TTM Technologies, Inc.*	449
115	Vishay Intertechnology, Inc.*	1,135

		24,820

Energy Equipment & Services - 2.1%
46	Atwood Oceanics, Inc.*	2,048
117	Baker Hughes, Inc.	5,420
24	Basic Energy Services, Inc.*	260
29	Bristow Group, Inc.	1,327
66	Cameron International Corp.*	3,318
19	Diamond Offshore Drilling, Inc.	1,243
79	Ensco PLC Class A	4,292
64	FMC Technologies, Inc.*	2,888
11	Gulf Island Fabrication, Inc.	306

Shares		Value
Energy Equipment & Services - (continued)
403	Halliburton Co.	$13,351
85	Helix Energy Solutions Group, Inc.*	1,520
102	ION Geophysical Corp.*	678
21	Matrix Service Co.*	218
233	Nabors Industries Ltd.*	3,225
114	National Oilwell Varco, Inc.	8,242
67	Noble Corp.	2,479
29	Oceaneering International, Inc.	1,499
5	OYO Geospace Corp.*	474
50	Pioneer Energy Services Corp.*	402
33	Rowan Cos PLC Class A*	1,159
357	Schlumberger Ltd.	25,440
17	SEACOR Holdings, Inc.*	1,444
62	Tetra Technologies, Inc.*	430
41	Tidewater, Inc.	1,991
33	Unit Corp.*	1,312

		84,966

Food & Staples Retailing - 2.2%
116	Costco Wholesale Corp.	11,157
344	CVS Caremark Corp.	15,566
155	Kroger Co.	3,437
157	Sysco Corp.	4,614
231	Walgreen Co.	8,399
461	Wal-Mart Stores, Inc.	34,312
127	Whole Foods Market, Inc.	11,656

		89,141

Food Products - 1.6%
179	Archer-Daniels-Midland Co.	4,670
38	B&G Foods, Inc.	1,064
48	Campbell Soup Co.	1,589
112	ConAgra Foods, Inc.	2,765
93	Darling International, Inc.*	1,536
173	General Mills, Inc.	6,695
86	H.J. Heinz Co.	4,748
36	Hain Celestial Group, Inc.*	2,005
40	Hershey Co.	2,870
61	Ingredion, Inc.	3,167
30	J.M. Smucker Co.	2,304
66	Kellogg Co.	3,148
474	Kraft Foods, Inc. Class A	18,823
36	McCormick & Co, Inc.	2,192
55	Mead Johnson Nutrition Co.	4,013
44	Ralcorp Holdings, Inc.*	2,625
37	Snyders-Lance, Inc.	867

		65,081

Health Care Equipment & Supplies - 1.6%
55	Align Technology, Inc.*	1,868
10	Analogic Corp.	640
150	Baxter International, Inc.	8,776
56	Becton, Dickinson and Co.	4,240
866	Boston Scientific Corp.*	4,477
23	C.R. Bard, Inc.	2,237
178	CareFusion Corp.*	4,345
129	Covidien PLC	7,209
20	Cyberonics, Inc.*	866
10	ICU Medical, Inc.*	533
11	Intuitive Surgical, Inc.*	5,296
25	Invacare Corp.	352

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Health Care Equipment & Supplies - (continued)
278	Medtronic, Inc.	$10,959
24	Natus Medical, Inc.*	297
19	Neogen Corp.*	731
39	ResMed, Inc.*	1,231
87	Stryker Corp.	4,527
48	Thoratec Corp.*	1,647
90	Varian Medical Systems, Inc.*	4,912
48	Zimmer Holdings, Inc.	2,829

		67,972

Health Care Providers & Services - 2.1%
95	Aetna, Inc.	3,426
9	Air Methods Corp.*	981
20	Amedisys, Inc.*	244
68	AmerisourceBergen Corp.	2,700
25	AmSurg Corp.*	739
20	Bio-Reference Labs, Inc.*	495
92	Cardinal Health, Inc.	3,964
1	Catamaran Corp.*	78
78	CIGNA Corp.	3,142
71	Community Health Systems, Inc.*	1,747
38	Coventry Health Care, Inc.	1,267
25	DaVita, Inc.*	2,461
215	Express Scripts Holding Co.*	12,457
27	Healthways, Inc.*	303
24	Henry Schein, Inc.*	1,795
43	Humana, Inc.	2,649
12	IPC The Hospitalist Co, Inc.*	516
26	Laboratory Corp. of America Holdings*	2,186
7	Landauer, Inc.	399
12	LHC Group, Inc.*	215
22	Magellan Health Services, Inc.*	1,060
66	McKesson Corp.	5,988
23	Molina Healthcare, Inc.*	561
10	MWI Veterinary Supply, Inc.*	911
91	Omnicare, Inc.	2,858
8	Pharmerica Corp.*	82
40	PSS World Medical, Inc.*	836
126	Quest Diagnostics, Inc.	7,362
277	UnitedHealth Group, Inc.	14,152
78	Universal Health Services, Inc. Class B	3,048
70	VCA Antech, Inc.*	1,274
91	WellPoint, Inc.	4,849

		84,745

Health Care Technology - 0.1%
39	Cerner Corp.*	2,883
15	Healthstream, Inc.*	419

		3,302

Hotels, Restaurants & Leisure - 1.6%
1	Biglari Holdings, Inc.*	376
24	Bob Evans Farms, Inc.	924
14	Buffalo Wild Wings, Inc.*	1,016
121	Carnival Corp.	4,027
8	Chipotle Mexican Grill, Inc.*	2,339
35	Jack in the Box, Inc.*	945
34	Life Time Fitness, Inc.*	1,544
16	Marcus Corp.	210

Shares		Value
Hotels, Restaurants & Leisure - (continued)
70	Marriott International, Inc. Class A	$2,549
272	McDonald’s Corp.	24,306
22	Multimedia Games Holding Co, Inc.*	311
14	Papa John’s International, Inc.*	714
28	Ruth’s Hospitality Group, Inc.*	188
47	Scientific Games Corp. Class A*	398
49	Sonic Corp.*	485
203	Starbucks Corp.	9,192
53	Starwood Hotels & Resorts Worldwide, Inc.	2,870
238	Wendy’s Co.	1,092
39	Wyndham Worldwide Corp.	2,030
22	Wynn Resorts Ltd.	2,063
123	Yum! Brands, Inc.	7,975

		65,554

Household Durables - 0.5%
28	American Greetings Corp. Class A	372
3	Blyth, Inc.	103
224	D.R. Horton, Inc.	3,949
25	Helen of Troy Ltd.*	762
56	KB Home	517
41	La-Z-Boy, Inc.*	490
113	Leggett & Platt, Inc.	2,619
130	Lennar Corp. Class A	3,797
1	NVR, Inc.*	774
271	PulteGroup, Inc.*	3,062
51	Tempur-Pedic International, Inc.*	1,453
39	Toll Brothers, Inc.*	1,138
44	Tupperware Brands Corp.	2,307

		21,343

Household Products - 1.9%
38	Church & Dwight Co, Inc.	2,189
35	Clorox Co.	2,545
127	Colgate-Palmolive Co.	13,635
18	Energizer Holdings, Inc.*	1,400
106	Kimberly-Clark Corp.	9,212
740	Procter & Gamble Co.	47,760

		76,741

Industrial Conglomerates - 2.2%
185	3M Co.	16,878
154	Danaher Corp.	8,133
2,834	General Electric Co.	58,805
125	Tyco International Ltd.	6,867

		90,683

Insurance - 3.4%
91	ACE Ltd.	6,688
238	Aflac, Inc.	10,420
4	Alleghany Corp.*	1,383
133	Allstate Corp.	4,562
171	American International Group, Inc.*	5,347
14	AMERISAFE, Inc.*	350
200	Aon PLC	9,840
472	Berkshire Hathaway, Inc. Class B*	40,044
72	Chubb Corp.	5,234
16	eHealth, Inc.*	294
26	Employers Holdings, Inc.	465
84	First American Financial Corp.	1,539

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Insurance - (continued)
354	Hartford Financial Services Group, Inc.	$5,823
9	Infinity Property & Casualty Corp.	520
78	Lincoln National Corp.	1,564
82	Loews Corp.	3,246
146	Marsh & McLennan Cos., Inc.	4,849
284	MetLife, Inc.	8,739
33	National Financial Partners Corp.*	490
241	Principal Financial Group, Inc.	6,167
169	Progressive Corp.	3,336
299	Prudential Financial, Inc.	14,436
13	RLI Corp.	837
12	Safety Insurance Group, Inc.	509
27	Torchmark Corp.	1,343
31	Tower Group, Inc.	578
79	Unum Group	1,492

		140,095

Internet & Catalog Retail - 0.9%
96	Amazon.com, Inc.*	22,397
24	Expedia, Inc.	1,368
31	HSN, Inc.	1,313
44	Netflix, Inc.*	2,501
22	Nutrisystem, Inc.	231
13	priceline.com, Inc.*	8,602

		36,412

Internet Software & Services - 1.7%
11	Blucora, Inc.*	168
11	DealerTrack Holdings, Inc.*	321
10	Digital River, Inc.*	178
312	eBay, Inc.*	13,822
13	Equinix, Inc.*	2,316
68	Google, Inc. Class A*	43,042
13	j2 Global, Inc.	389
6	Liquidity Services, Inc.*	274
39	LivePerson, Inc.*	729
6	LogMeIn, Inc.*	114
97	Monster Worldwide, Inc.*	703
6	Opentable, Inc.*	218
8	Perficient, Inc.*	106
30	Rackspace Hosting, Inc.*	1,316
11	Stamps.com, Inc.*	233
24	United Online, Inc.	102
22	ValueClick, Inc.*	346
42	VeriSign, Inc.*	1,866
7	XO Group, Inc.*	60
326	Yahoo!, Inc.*	5,164

		71,467

IT Services - 3.5%
175	Accenture PLC Class A	10,553
12	Alliance Data Systems Corp.*	1,560
131	Automatic Data Processing, Inc.	7,408
33	Broadridge Financial Solutions, Inc.	699
7	CACI International, Inc. Class A*	395
12	Cardtronics, Inc.*	372
58	CIBER, Inc.*	217
82	Cognizant Technology Solutions Corp. Class A*	4,655
42	Computer Sciences Corp.	1,034

Shares		Value
IT Services - (continued)
31	Convergys Corp.	$457
29	CoreLogic, Inc.*	667
9	CSG Systems International, Inc.*	159
9	DST Systems, Inc.	485
64	Fidelity National Information Services, Inc.	2,012
37	Fiserv, Inc.*	2,595
4	Forrester Research, Inc.	114
25	Gartner, Inc.*	1,110
22	Global Payments, Inc.	942
11	Heartland Payment Systems, Inc.	349
8	iGATE Corp.*	127
310	International Business Machines Corp.	60,754
24	Jack Henry & Associates, Inc.	834
66	Lender Processing Services, Inc.	1,628
6	ManTech International Corp. Class A	132
29	MasterCard, Inc. Class A	12,661
9	MAXIMUS, Inc.	454
18	NeuStar, Inc. Class A*	637
87	Paychex, Inc.	2,844
74	SAIC, Inc.	856
7	TeleTech Holdings, Inc.*	115
45	Teradata Corp.*	3,043
43	Total System Services, Inc.	1,017
29	VeriFone Systems, Inc.*	1,052
134	Visa, Inc. Class A	17,295
169	Western Union Co.	2,946
10	Wright Express Corp.*	644

		142,822

Leisure Equipment & Products - 0.1%
52	Callaway Golf Co.	286
31	Hasbro, Inc.	1,110
18	JAKKS Pacific, Inc.	288
91	Mattel, Inc.	3,201
16	Sturm Ruger & Co, Inc.	791

		5,676

Life Sciences Tools & Services - 0.3%
24	Cambrex Corp.*	222
143	Life Technologies Corp.*	6,275
98	Thermo Fisher Scientific, Inc.	5,456
24	Waters Corp.*	1,859

		13,812

Machinery - 2.5%
43	AGCO Corp.*	1,885
322	Caterpillar, Inc.	27,116
154	Cummins, Inc.	14,769
108	Deere & Co.	8,296
147	Dover Corp.	8,007
92	Eaton Corp.	4,033
21	Esco Technologies, Inc.	756
50	Federal Signal Corp.*	283
40	Gardner Denver, Inc.	2,279
64	Harsco Corp.	1,360
130	Illinois Tool Works, Inc.	7,064
238	Ingersoll-Rand PLC	10,094
74	ITT Corp.	1,387
85	Joy Global, Inc.	4,415
10	Lindsay Corp.	709

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Machinery - (continued)
46	Nordson Corp.	$2,358
102	Parker Hannifin Corp.	8,193
48	Toro Co.	1,805

		104,809

Marine - 0.0%††
34	Matson, Inc.	835

Media - 2.9%
174	CBS Corp. Class B	5,822
82	Cinemark Holdings, Inc.	1,917
721	Comcast Corp. Class A	23,469
22	Digital Generation, Inc.*	235
175	DIRECTV Class A*	8,691
68	Discovery Communications, Inc. Class A*	3,443
57	Dreamworks Animation SKG, Inc. Class A*	1,094
25	EW Scripps Co. Class A*	232
37	John Wiley & Sons, Inc. Class A	1,763
116	Live Nation Entertainment, Inc.*	1,035
74	McGraw-Hill Cos, Inc.	3,475
30	Meredith Corp.	991
564	News Corp. Class A	12,983
73	Omnicom Group, Inc.	3,663
25	Scripps Networks Interactive, Inc. Class A	1,346
84	Time Warner Cable, Inc.	7,134
257	Time Warner, Inc.	10,054
142	Viacom, Inc. Class B	6,633
478	Walt Disney Co.	23,489
4	Washington Post Co. Class B	1,354

		118,823

Metals & Mining - 0.7%
357	Alcoa, Inc.	3,024
253	Freeport-McMoRan Copper & Gold, Inc.	8,518
132	Newmont Mining Corp.	5,870
85	Nucor Corp.	3,332
16	Royal Gold, Inc.	1,211
175	Steel Dynamics, Inc.	2,256
66	Titanium Metals Corp.	770
116	United States Steel Corp.	2,395

		27,376

Multiline Retail - 0.6%
51	Big Lots, Inc.*	2,066
31	Family Dollar Stores, Inc.	2,049
116	J.C. Penney Co, Inc.	2,611
111	Macy’s, Inc.	3,978
42	Nordstrom, Inc.	2,274
126	Saks, Inc.*	1,314
177	Target Corp.	10,735

		25,027

Multi-Utilities - 1.3%
65	Ameren Corp.	2,224
206	CMS Energy Corp.	5,080
233	Consolidated Edison, Inc.	15,028
153	Dominion Resources, Inc.	8,309
134	DTE Energy Co.	8,224

Shares		Value
Multi-Utilities - (continued)
405	Public Service Enterprise Group, Inc.	$13,462

		52,327

Office Electronics - 0.1%
361	Xerox Corp.	2,502
13	Zebra Technologies Corp. Class A*	449

		2,951

Oil, Gas & Consumable Fuels - 7.5%
133	Anadarko Petroleum Corp.	9,236
104	Apache Corp.	8,957
22	Approach Resources, Inc.*	581
38	Bill Barrett Corp.*	800
56	Cabot Oil & Gas Corp.	2,363
177	Chesapeake Energy Corp.	3,331
528	Chevron Corp.	57,858
23	Cimarex Energy Co.	1,304
17	Cloud Peak Energy, Inc.*	281
338	ConocoPhillips	18,401
61	CONSOL Energy, Inc.	1,768
104	Denbury Resources, Inc.*	1,572
109	Devon Energy Corp.	6,444
58	Energen Corp.	2,970
72	EOG Resources, Inc.	7,057
40	EQT Corp.	2,256
1,257	Exxon Mobil Corp.	109,170
16	GeoResources, Inc.*	535
36	Gulfport Energy Corp.*	742
82	Hess Corp.	3,867
55	HollyFrontier Corp.	2,056
188	Marathon Oil Corp.	4,976
52	Murphy Oil Corp.	2,790
36	Newfield Exploration Co.*	1,099
48	Noble Energy, Inc.	4,197
51	Northern Oil And Gas, Inc.*	804
217	Occidental Petroleum Corp.	18,886
21	Overseas Shipholding Group, Inc.	120
72	Peabody Energy Corp.	1,503
36	Penn Virginia Corp.	241
76	Pioneer Natural Resources Co.	6,736
43	Range Resources Corp.	2,692
52	SM Energy Co.	2,449
93	Southwestern Energy Co.*	3,092
175	Spectra Energy Corp.	5,371
38	Stone Energy Corp.*	998
28	Sunoco, Inc.	1,349
113	Tesoro Corp.*	3,124
148	Valero Energy Corp.	4,070
168	Williams Cos, Inc.	5,341

		311,387

Paper & Forest Products - 0.4%
32	Buckeye Technologies, Inc.	964
29	Domtar Corp.	2,142
351	International Paper Co.	11,516

		14,622

Personal Products - 0.2%
117	Avon Products, Inc.	1,812
144	Estee Lauder Cos, Inc. Class A	7,543
11	Medifast, Inc.*	309

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Personal Products - (continued)
39	Prestige Brands Holdings, Inc.*	$640

		10,304

Pharmaceuticals - 5.2%
423	Abbott Laboratories	28,049
54	Akorn, Inc.*	738
83	Allergan, Inc.	6,812
453	Bristol-Myers Squibb Co.	16,127
273	Eli Lilly & Co.	12,020
71	Forest Laboratories, Inc.*	2,382
8	Hi-Tech Pharmacal Co, Inc.*	275
734	Johnson & Johnson	50,807
43	Medicines Co.*	1,077
48	Medicis Pharmaceutical Corp. Class A	1,580
817	Merck & Co, Inc.	36,087
115	Mylan, Inc.*	2,648
25	Perrigo Co.	2,851
2,009	Pfizer, Inc.	48,296
56	ViroPharma, Inc.*	1,216
35	Watson Pharmaceuticals, Inc.*	2,724

		213,689

Professional Services - 0.1%
38	Dun & Bradstreet Corp.	3,047
10	Exponent, Inc.*	517
33	On Assignment, Inc.*	515
34	Resources Connection, Inc.	384
13	Towers Watson & Co. Class A	762

		5,225

Real Estate Investment Trusts - 1.4%
40	Boston Properties, Inc.	4,436
324	HCP, Inc.	15,296
322	Kimco Realty Corp.	6,276
43	Plum Creek Timber Co, Inc.	1,745
38	Public Storage	5,660
9	Saul Centers, Inc.	375
82	Simon Property Group, Inc.	13,160
427	Weyerhaeuser Co.	9,971

		56,919

Real Estate Management & Development - 0.0%††
34	Alexander & Baldwin, Inc.*	1,089

Road & Rail - 0.7%
278	CSX Corp.	6,377
30	Kansas City Southern	2,184
88	Norfolk Southern Corp.	6,516
127	Union Pacific Corp.	15,572

		30,649

Semiconductors & Semiconductor Equipment - 2.2%
159	Advanced Micro Devices, Inc.*	646
81	Analog Devices, Inc.	3,166
344	Applied Materials, Inc.	3,746
356	Atmel Corp.*	2,086
26	ATMI, Inc.*	494
132	Broadcom Corp. Class A*	4,472
18	Cabot Microelectronics Corp.	529
6	Ceva, Inc.*	93
93	Cree, Inc.*	2,227
24	Cymer, Inc.*	1,373
122	Cypress Semiconductor Corp.*	1,304
12	EXAR Corp.*	89

Shares		Value
Semiconductors & Semiconductor Equipment - (continued)
22	Hittite Microwave Corp.*	$1,115
1,346	Intel Corp.	34,592
55	International Rectifier Corp.*	937
100	Intersil Corp. Class A	921
44	KLA-Tencor Corp.	2,240
55	Lam Research Corp.*	1,893
62	Linear Technology Corp.	2,000
153	LSI Corp.*	1,056
62	MEMC Electronic Materials, Inc.*	119
39	Micrel, Inc.	364
52	Microchip Technology, Inc.	1,736
265	Micron Technology, Inc.*	1,646
69	Microsemi Corp.*	1,336
12	Nanometrics, Inc.*	182
167	NVIDIA Corp.*	2,261
221	RF Micro Devices, Inc.*	858
26	Rudolph Technologies, Inc.*	260
34	Silicon Laboratories, Inc.*	1,256
51	Skyworks Solutions, Inc.*	1,475
18	Standard Microsystems Corp.*	664
3	Supertex, Inc.*	51
149	Teradyne, Inc.*	2,192
40	Tessera Technologies, Inc.	578
310	Texas Instruments, Inc.	8,444
135	TriQuint Semiconductor, Inc.*	761
31	Veeco Instruments, Inc.*	1,107
70	Xilinx, Inc.	2,268

		92,537

Software - 3.3%
32	ACI Worldwide, Inc.*	1,408
132	Adobe Systems, Inc.*	4,076
25	ANSYS, Inc.*	1,499
62	Autodesk, Inc.*	2,103
12	Blackbaud, Inc.	324
43	BMC Software, Inc.*	1,703
29	Bottomline Technologies, Inc.*	551
97	CA, Inc.	2,335
73	Cadence Design Systems, Inc.*	892
12	CommVault Systems, Inc.*	582
60	Compuware Corp.*	553
13	Concur Technologies, Inc.*	878
92	Electronic Arts, Inc.*	1,014
9	EPIQ Systems, Inc.	102
13	FactSet Research Systems, Inc.	1,208
10	Fair Isaac Corp.	433
4	Interactive Intelligence Group, Inc.*	104
79	Intuit, Inc.	4,584
34	JDA Software Group, Inc.*	1,006
6	Manhattan Associates, Inc.*	280
25	Mentor Graphics Corp.*	382
22	MICROS Systems, Inc.*	1,050
2,000	Microsoft Corp.	58,940
6	MicroStrategy, Inc. Class A*	699
10	Monotype Imaging Holdings, Inc.*	147
9	NetScout Systems, Inc.*	210
12	OPNET Technologies, Inc.	317
1,044	Oracle Corp.	31,529

Direxion S&P 1500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 1500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Software - (continued)
64	Parametric Technology Corp.*	$1,379
17	Progress Software Corp.*	330
53	Red Hat, Inc.*	2,844
30	Rovi Corp.*	401
37	Salesforce.com, Inc.*	4,601
19	Solera Holdings, Inc.	742
24	Sourcefire, Inc.*	1,225
197	Symantec Corp.*	3,103
7	Synchronoss Technologies, Inc.*	134
39	Synopsys, Inc.*	1,181
25	Take-Two Interactive Software, Inc.*	220
44	TIBCO Software, Inc.*	1,236
7	Tyler Technologies, Inc.*	273
30	Websense, Inc.*	450

		137,028

Specialty Retail - 2.1%
66	Abercrombie & Fitch Co. Class A	2,231
20	Advance Auto Parts, Inc.	1,403
7	AutoZone, Inc.*	2,627
62	Bed Bath & Beyond, Inc.*	3,779
22	Buckle, Inc.	851
182	CarMax, Inc.*	5,065
20	Children’s Place Retail Stores, Inc.*	1,016
49	Collective Brands, Inc.*	1,054
41	Finish Line, Inc. Class A	856
104	GameStop Corp. Class A	1,666
89	Gap, Inc.	2,625
410	Home Depot, Inc.	21,394
64	Limited Brands, Inc.	3,043
18	Lithia Motors, Inc. Class A	501
314	Lowe’s Cos., Inc.	7,966
40	Men’s Wearhouse, Inc.	1,090
25	Monro Muffler Brake, Inc.	827
34	O'Reilly Automotive, Inc.*	2,915
29	PetSmart, Inc.	1,917
60	Ross Stores, Inc.	3,986
12	Rue21, Inc.*	296
68	Signet Jewelers Ltd.	2,987
184	Staples, Inc.	2,344
34	Tiffany & Co.	1,868
199	TJX Cos., Inc.	8,812
30	Urban Outfitters, Inc.*	916
24	Vitamin Shoppe, Inc.*	1,318

		85,353

Textiles, Apparel & Luxury Goods - 0.5%
77	Coach, Inc.	3,799
59	Crocs, Inc.*	906
87	Fifth & Pacific Cos., Inc.*	964
98	NIKE, Inc. Class B	9,148
19	PVH Corp.	1,509
98	Quiksilver, Inc.*	283
21	Under Armour, Inc. Class A*	1,143
23	VF Corp.	3,434

		21,186

Thrifts & Mortgage Finance - 0.2%
65	Astoria Financial Corp.	612
347	New York Community Bancorp, Inc.	4,504
36	Oritani Financial Corp.	507

Shares		Value
Thrifts & Mortgage Finance - (continued)
95	People’s United Financial, Inc.	$1,089
26	Viewpoint Financial Group, Inc.	458
86	Washington Federal, Inc.	1,370

		8,540

Tobacco - 1.7%
548	Altria Group, Inc.	19,712
35	Lorillard, Inc.	4,502
457	Philip Morris International, Inc.	41,788
89	Reynolds American, Inc.	4,118

		70,120

Trading Companies & Distributors - 0.2%
80	Fastenal Co.	3,450
17	W.W. Grainger, Inc.	3,482

		6,932

Wireless Telecommunication Services - 0.2%
69	Crown Castle International Corp.*	4,270
236	MetroPCS Communications, Inc.*	2,067
77	Telephone & Data Systems, Inc.	1,866
18	USA Mobility, Inc.	200

		8,403

	TOTAL COMMON STOCKS (Cost $3,594,519)	$3,758,137

SHORT TERM INVESTMENTS - 11.0%
Money Market Funds - 11.0%
455,613	Dreyfus Treasury Prime Cash Management, 0.00% ††† (a)	455,613

	TOTAL SHORT TERM INVESTMENTS (Cost $455,613)	$455,613

	TOTAL INVESTMENTS (Cost $4,050,132) - 102.1%	$4,213,750
	Liabilities in Excess of Other Assets - (2.1%)	(87,050)

	TOTAL NET ASSETS - 100.0%	$4,126,700

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Effective June 15, 2012, the Fund changed its name and investment strategy.
(††)	Less than 0.05%.
(†††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 92.3%
Aerospace & Defense - 2.2%
116	Boeing Co.	$8,574
56	General Dynamics Corp.	3,553
122	Honeywell International, Inc.	7,082
14	L-3 Communications Holdings, Inc.	992
41	Lockheed Martin Corp.	3,660
40	Northrop Grumman Corp.	2,648
22	Precision Castparts Corp.	3,422
52	Raytheon Co.	2,885
22	Rockwell Collins, Inc.	1,113
43	Textron, Inc.	1,120
141	United Technologies Corp.	10,496

		45,545

Air Freight & Logistics - 0.9%
25	C.H. Robinson Worldwide, Inc.	1,321
34	Expeditors International of Washington, Inc.	1,210
50	FedEx Corp.	4,515
148	United Parcel Service, Inc. Class B	11,190

		18,236

Airlines - 0.1%
119	Southwest Airlines Co.	1,094

Auto Components - 0.2%
17	BorgWarner, Inc.*	1,141
39	Goodyear Tire & Rubber Co.*	446
105	Johnson Controls, Inc.	2,588

		4,175

Automobiles - 0.3%
590	Ford Motor Co.	5,452
36	Harley-Davidson, Inc.	1,556

		7,008

Beverages - 2.6%
24	Beam, Inc.	1,509
15	Brown-Forman Corp. Class B	1,403
348	Coca-Cola Co.	28,118
47	Coca-Cola Enterprises, Inc.	1,378
23	Constellation Brands, Inc. Class A*	649
33	Dr Pepper Snapple Group, Inc.	1,504
24	Molson Coors Brewing Co. Class B	1,016
23	Monster Beverage Corp.*	1,529
242	PepsiCo, Inc.	17,601

		54,707

Biotechnology - 1.4%
30	Alexion Pharmaceuticals, Inc.*	3,146
122	Amgen, Inc.	10,077
37	Biogen Idec, Inc.*	5,396
68	Celgene Corp.*	4,655
118	Gilead Sciences, Inc.*	6,411

		29,685

Building Products - 0.0%††
55	Masco Corp.	662

Capital Markets - 1.6%
34	Ameriprise Financial, Inc.	1,758
184	Bank of New York Mellon Corp.	3,916

Shares		Value
Capital Markets - (continued)
19	BlackRock, Inc.	$3,235
167	Charles Schwab Corp.	2,109
40	E*TRADE Financial Corp.*	305
14	Federated Investors, Inc. Class B	282
22	Franklin Resources, Inc.	2,529
76	Goldman Sachs Group, Inc.	7,668
69	Invesco Ltd.	1,527
19	Legg Mason, Inc.	466
235	Morgan Stanley	3,210
38	Northern Trust Corp.	1,725
76	State Street Corp.	3,069
40	T. Rowe Price Group, Inc.	2,430

		34,229

Chemicals - 2.1%
33	Air Products & Chemicals, Inc.	2,654
11	Airgas, Inc.	873
10	CF Industries Holdings, Inc.	1,958
185	Dow Chemical Co.	5,324
145	E.I. du Pont de Nemours & Co.	7,206
23	Eastman Chemical Co.	1,202
45	Ecolab, Inc.	2,945
22	FMC Corp.	1,203
13	International Flavors & Fragrances, Inc.	725
82	Monsanto Co.	7,021
47	Mosaic Co.	2,731
23	PPG Industries, Inc.	2,518
47	Praxair, Inc.	4,877
14	Sherwin-Williams Co.	1,881
18	Sigma-Aldrich Corp.	1,246

		44,364

Commercial Banks - 2.7%
108	BB&T Corp.	3,388
31	Comerica, Inc.	937
142	Fifth Third Bancorp	1,962
40	First Horizon National Corp.	329
134	Huntington Bancshares, Inc.	833
148	KeyCorp	1,181
19	M&T Bank Corp.	1,631
81	PNC Financial Services Group, Inc.	4,787
218	Regions Financial Corp.	1,517
83	SunTrust Banks, Inc.	1,963
293	U.S. Bancorp	9,815
822	Wells Fargo & Co.	27,792
28	Zions Bancorporation	510

		56,645

Commercial Services & Supplies - 0.4%
15	Avery Dennison Corp.	462
16	Cintas Corp.	634
26	Iron Mountain, Inc.	837
32	Pitney Bowes, Inc.	428
27	R.R. Donnelley & Sons Co.	327
50	Republic Services, Inc.	1,446
13	Stericycle, Inc.*	1,207
72	Waste Management, Inc.	2,477

		7,818

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Communications Equipment - 1.7%
828	Cisco Systems, Inc.	$13,207
12	F5 Networks, Inc.*	1,121
17	Harris Corp.	708
36	JDS Uniphase Corp.*	354
82	Juniper Networks, Inc.*	1,437
45	Motorola Solutions, Inc.	2,175
265	QUALCOMM, Inc.	15,815

		34,817

Computers & Peripherals - 5.3%
144	Apple, Inc.*	87,949
231	Dell, Inc.*	2,744
325	EMC Corp.*	8,518
306	Hewlett-Packard Co.	5,582
10	Lexmark International, Inc. Class A	175
56	NetApp, Inc.*	1,830
38	SanDisk Corp.*	1,563
58	Seagate Technology PLC	1,741
36	Western Digital Corp.*	1,432

		111,534

Construction & Engineering - 0.1%
26	Fluor Corp.	1,289
19	Jacobs Engineering Group, Inc.*	733
33	Quanta Services, Inc.*	758

		2,780

Construction Materials - 0.0%††
19	Vulcan Materials Co.	736

Consumer Finance - 0.9%
155	American Express Co.	8,945
90	Capital One Financial Corp.	5,084
82	Discover Financial Services	2,949
76	SLM Corp.	1,215

		18,193

Containers & Packaging - 0.1%
24	Ball Corp.	998
15	Bemis Co., Inc.	461
25	Owens-Illinois, Inc.*	461
31	Sealed Air Corp.	502

		2,422

Distributors - 0.1%
24	Genuine Parts Co.	1,537

Diversified Consumer Services - 0.1%
16	Apollo Group, Inc. Class A*	435
9	DeVry, Inc.	177
45	H&R Block, Inc.	726

		1,338

Diversified Financial Services - 2.5%
1,667	Bank of America Corp.	12,236
453	Citigroup, Inc.	12,290
50	CME Group, Inc.	2,606
10	IntercontinentalExchange, Inc.*	1,312
588	JPMorgan Chase & Co.	21,168
31	Leucadia National Corp.	672
31	Moody’s Corp.	1,256
18	NASDAQ OMX Group, Inc.	409

Shares		Value
Diversified Financial Services - (continued)
40	NYSE Euronext	$1,019

		52,968

Diversified Telecommunication Services - 2.9%
908	AT&T, Inc.	34,431
97	CenturyLink, Inc.	4,029
155	Frontier Communications Corp.	608
440	Verizon Communications, Inc.	19,862
91	Windstream Corp.	906

		59,836

Electric Utilities - 2.0%
75	American Electric Power Co, Inc.	3,168
109	Duke Energy Corp.	7,388
50	Edison International	2,309
27	Entergy Corp.	1,962
132	Exelon Corp.	5,164
65	FirstEnergy Corp.	3,264
65	NextEra Energy, Inc.	4,608
50	Northeast Utilities	1,994
35	Pepco Holdings, Inc.	699
16	Pinnacle West Capital Corp.	857
90	PPL Corp.	2,601
134	Southern Co.	6,452
76	Xcel Energy, Inc.	2,227

		42,693

Electrical Equipment - 0.5%
24	Cooper Industries PLC	1,725
114	Emerson Electric Co.	5,446
23	Rockwell Automation, Inc.	1,549
14	Roper Industries, Inc.	1,392

		10,112

Electronic Equipment, Instruments & Components - 0.4%
25	Amphenol Corp. Class A	1,472
235	Corning, Inc.	2,681
23	FLIR Systems, Inc.	470
28	Jabil Circuit, Inc.	608
22	Molex, Inc.	553
67	TE Connectivity Ltd.	2,212

		7,996

Energy Equipment & Services - 1.8%
67	Baker Hughes, Inc.	3,103
39	Cameron International Corp.*	1,961
11	Diamond Offshore Drilling, Inc.	720
36	Ensco PLC Class A	1,956
37	FMC Technologies, Inc.*	1,669
142	Halliburton Co.	4,704
16	Helmerich & Payne, Inc.	744
45	Nabors Industries Ltd.*	623
66	National Oilwell Varco, Inc.	4,772
40	Noble Corp.*	1,480
19	Rowan Cos. PLC Class A*	667
207	Schlumberger Ltd.	14,751

		37,150

Food & Staples Retailing - 2.3%
67	Costco Wholesale Corp.	6,444
198	CVS Caremark Corp.	8,960

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Food & Staples Retailing - (continued)
86	Kroger Co.	$1,907
37	Safeway, Inc.	575
90	Sysco Corp.	2,645
133	Walgreen Co.	4,836
266	Wal-Mart Stores, Inc.	19,798
25	Whole Foods Market, Inc.	2,294

		47,459

Food Products - 1.6%
102	Archer-Daniels-Midland Co.	2,661
27	Campbell Soup Co.	894
65	ConAgra Foods, Inc.	1,605
28	Dean Foods Co.*	346
100	General Mills, Inc.	3,870
50	H.J. Heinz Co.	2,760
23	Hershey Co.	1,650
22	Hormel Foods Corp.	614
17	J.M. Smucker Co.	1,306
39	Kellogg Co.	1,860
273	Kraft Foods, Inc. Class A	10,841
20	McCormick & Co, Inc.	1,218
31	Mead Johnson Nutrition Co.	2,262
45	Tyson Foods, Inc. Class A	675

		32,562

Gas Utilities - 0.1%
18	AGL Resources, Inc.	729
33	ONEOK, Inc.	1,469

		2,198

Health Care Equipment & Supplies - 1.6%
84	Baxter International, Inc.	4,915
31	Becton, Dickinson and Co.	2,347
221	Boston Scientific Corp.*	1,143
13	C.R. Bard, Inc.	1,264
34	CareFusion Corp.*	830
75	Covidien PLC	4,191
22	DENTSPLY International, Inc.	799
17	Edwards Lifesciences Corp.*	1,720
6	Intuitive Surgical, Inc.*	2,889
161	Medtronic, Inc.	6,347
50	St. Jude Medical, Inc.	1,868
50	Stryker Corp.	2,602
17	Varian Medical Systems, Inc.*	928
27	Zimmer Holdings, Inc.	1,591

		33,434

Health Care Providers & Services - 1.7%
54	Aetna, Inc.	1,947
40	AmerisourceBergen Corp.	1,588
54	Cardinal Health, Inc.	2,327
45	CIGNA Corp.	1,813
23	Coventry Health Care, Inc.	767
14	DaVita, Inc.*	1,378
124	Express Scripts Holding Co.*	7,185
25	Humana, Inc.	1,540
14	Laboratory Corp. of America Holdings*	1,177
36	McKesson Corp.	3,266
13	Patterson Cos, Inc.	443

Shares		Value
Health Care Providers & Services - (continued)
24	Quest Diagnostics, Inc.	$1,402
64	Tenet Healthcare Corp.*	296
161	UnitedHealth Group, Inc.	8,225
51	WellPoint, Inc.	2,718

		36,072

Health Care Technology - 0.1%
22	Cerner Corp.*	1,626

Hotels, Restaurants & Leisure - 1.7%
70	Carnival Corp.	2,330
5	Chipotle Mexican Grill, Inc.*	1,462
19	Darden Restaurants, Inc.	972
47	International Game Technology	532
41	Marriott International, Inc. Class A	1,493
156	McDonald’s Corp.	13,940
118	Starbucks Corp.	5,343
31	Starwood Hotels & Resorts Worldwide, Inc.	1,679
22	Wyndham Worldwide Corp.	1,145
12	Wynn Resorts Ltd.	1,125
72	Yum! Brands, Inc.	4,668

		34,689

Household Durables - 0.2%
43	D.R. Horton, Inc.	758
11	Harman International Industries, Inc.	444
22	Leggett & Platt, Inc.	510
25	Lennar Corp. Class A	730
45	Newell Rubbermaid, Inc.	794
52	PulteGroup, Inc.*	588
11	Whirlpool Corp.	743

		4,567

Household Products - 2.0%
20	Clorox Co.	1,454
74	Colgate-Palmolive Co.	7,945
60	Kimberly-Clark Corp.	5,215
425	Procter & Gamble Co.	27,429

		42,043

Independent Power Producers & Energy Traders - 0.1%
100	AES Corp.*	1,206
35	NRG Energy, Inc.	694

		1,900

Industrial Conglomerates - 2.5%
108	3M Co.	9,853
89	Danaher Corp.	4,700
1,639	General Electric Co.	34,009
72	Tyco International Ltd.	3,956

		52,518

Insurance - 3.3%
52	ACE Ltd.	3,822
73	Aflac, Inc.	3,196
76	Allstate Corp.	2,607
99	American International Group, Inc.*	3,096
51	Aon PLC	2,509
14	Assurant, Inc.	507
273	Berkshire Hathaway, Inc. Class B*	23,161
42	Chubb Corp.	3,053

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Insurance - (continued)
25	Cincinnati Financial Corp.	$946
76	Genworth Financial, Inc. Class A*	383
68	Hartford Financial Services Group, Inc.	1,119
44	Lincoln National Corp.	882
48	Loews Corp.	1,900
84	Marsh & McLennan Cos., Inc.	2,790
166	MetLife, Inc.	5,108
47	Principal Financial Group, Inc.	1,203
93	Progressive Corp.	1,836
73	Prudential Financial, Inc.	3,524
15	Torchmark Corp.	746
59	Travelers Cos., Inc.	3,696
44	Unum Group	831
49	XL Group PLC	1,012

		67,927

Internet & Catalog Retail - 1.0%
56	Amazon.com, Inc.*	13,065
13	Expedia, Inc.	741
9	Netflix, Inc.*	511
8	priceline.com, Inc.*	5,294
14	TripAdvisor, Inc.*	524

		20,135

Internet Software & Services - 1.8%
27	Akamai Technologies, Inc.*	950
177	eBay, Inc.*	7,841
40	Google, Inc. Class A*	25,319
24	VeriSign, Inc.	1,066
188	Yahoo!, Inc.*	2,978

		38,154

IT Services - 3.6%
100	Accenture PLC Class A	6,030
76	Automatic Data Processing, Inc.	4,298
48	Cognizant Technology Solutions Corp. Class A*	2,725
24	Computer Sciences Corp.	591
37	Fidelity National Information Services, Inc.	1,163
22	Fiserv, Inc.*	1,543
179	International Business Machines Corp.	35,080
16	MasterCard, Inc. Class A	6,985
50	Paychex, Inc.	1,635
43	SAIC, Inc.	498
26	Teradata Corp.*	1,758
24	Total System Services, Inc.	568
76	Visa, Inc. Class A	9,809
94	Western Union Co.	1,638

		74,321

Leisure Equipment & Products - 0.1%
17	Hasbro, Inc.	609
53	Mattel, Inc.	1,864

		2,473

Life Sciences Tools & Services - 0.4%
54	Agilent Technologies, Inc.	2,068
27	Life Technologies Corp.*	1,185
17	PerkinElmer, Inc.	434

Shares		Value
Life Sciences Tools & Services - (continued)
57	Thermo Fisher Scientific, Inc.	$3,173
13	Waters Corp.*	1,007

		7,867

Machinery - 1.7%
101	Caterpillar, Inc.	8,505
30	Cummins, Inc.	2,877
61	Deere & Co.	4,686
28	Dover Corp.	1,525
52	Eaton Corp.	2,280
9	Flowserve Corp.	1,080
74	Illinois Tool Works, Inc.	4,021
47	Ingersoll-Rand PLC	1,993
16	Joy Global, Inc.	831
55	PACCAR, Inc.	2,201
17	Pall Corp.	908
23	Parker Hannifin Corp.	1,847
9	Snap-On, Inc.	610
26	Stanley Black & Decker, Inc.	1,739
28	Xylem, Inc.	672

		35,775

Media - 3.1%
33	Cablevision Systems Corp. Class A	506
100	CBS Corp. Class B	3,346
417	Comcast Corp. Class A	13,573
101	DIRECTV Class A*	5,016
40	Discovery Communications, Inc. Class A*	2,025
36	Gannett Co., Inc.	508
68	Interpublic Group of Cos, Inc.	671
43	McGraw-Hill Cos, Inc.	2,019
326	News Corp. Class A	7,505
42	Omnicom Group, Inc.	2,108
14	Scripps Networks Interactive Class A	754
49	Time Warner Cable, Inc.	4,162
148	Time Warner, Inc.	5,790
81	Viacom, Inc. Class B	3,784
275	Walt Disney Co.	13,513
1	Washington Post Co. Class B	338

		65,618

Metals & Mining - 0.7%
165	Alcoa, Inc.	1,397
16	Allegheny Technologies, Inc.	480
22	Cliffs Natural Resources, Inc.	900
147	Freeport-McMoRan Copper & Gold, Inc.	4,949
76	Newmont Mining Corp.	3,380
50	Nucor Corp.	1,960
13	Titanium Metals Corp.	152
23	United States Steel Corp.	475

		13,693

Multiline Retail - 0.8%
10	Big Lots, Inc.*	405
35	Dollar Tree, Inc.*	1,762
17	Family Dollar Stores, Inc.	1,124
22	J.C. Penney Co, Inc.	495

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Multiline Retail - (continued)
37	Kohl’s Corp.	$1,840
64	Macy’s, Inc.	2,294
24	Nordstrom, Inc.	1,299
6	Sears Holdings Corp.*	297
102	Target Corp.	6,186

		15,702

Multi-Utilities - 1.2%
38	Ameren Corp.	1,300
66	CenterPoint Energy, Inc.	1,390
40	CMS Energy Corp.	986
45	Consolidated Edison, Inc.	2,903
88	Dominion Resources, Inc.	4,779
26	DTE Energy Co.	1,596
11	Integrys Energy Group, Inc.	666
44	NiSource, Inc.	1,126
66	PG&E Corp.	3,047
77	Public Service Enterprise Group, Inc.	2,559
17	SCANA Corp.	836
37	Sempra Energy	2,605
33	TECO Energy, Inc.	600
35	Wisconsin Energy Corp.	1,426

		25,819

Office Electronics - 0.1%
208	Xerox Corp.	1,441

Oil, Gas & Consumable Fuels - 8.6%
34	Alpha Natural Resources, Inc.*	238
76	Anadarko Petroleum Corp.	5,277
60	Apache Corp.	5,167
33	Cabot Oil & Gas Corp.	1,392
103	Chesapeake Energy Corp.	1,939
306	Chevron Corp.	33,532
196	ConocoPhillips	10,670
35	CONSOL Energy, Inc.	1,014
60	Denbury Resources, Inc.*	907
63	Devon Energy Corp.	3,725
42	EOG Resources, Inc.	4,116
23	EQT Corp.	1,297
722	Exxon Mobil Corp.	62,706
48	Hess Corp.	2,264
77	Kinder Morgan, Inc.	2,757
109	Marathon Oil Corp.	2,885
53	Marathon Petroleum Corp.	2,507
31	Murphy Oil Corp.	1,664
21	Newfield Exploration Co.*	641
27	Noble Energy, Inc.	2,361
125	Occidental Petroleum Corp.	10,879
42	Peabody Energy Corp.	877
98	Phillips 66	3,685
18	Pioneer Natural Resources Co.	1,595
27	QEP Resources, Inc.	811
25	Range Resources Corp.	1,565
55	Southwestern Energy Co.*	1,829
101	Spectra Energy Corp.	3,100
16	Sunoco, Inc.	771
22	Tesoro Corp.*	608

Shares		Value
Oil, Gas & Consumable Fuels - (continued)
84	Valero Energy Corp.	$2,310
98	Williams Cos, Inc.	3,115
31	WPX Energy, Inc.*	494

		178,698

Paper & Forest Products - 0.1%
67	International Paper Co.	2,198
26	MeadWestvaco Corp.	739

		2,937

Personal Products - 0.1%
67	Avon Products, Inc.	1,038
35	Estee Lauder Cos, Inc. Class A	1,833

		2,871

Pharmaceuticals - 5.8%
243	Abbott Laboratories	16,113
49	Allergan, Inc.	4,021
262	Bristol-Myers Squibb Co.	9,327
157	Eli Lilly & Co.	6,913
41	Forest Laboratories, Inc.*	1,376
25	Hospira, Inc.*	869
425	Johnson & Johnson	29,419
470	Merck & Co, Inc.	20,760
67	Mylan, Inc.*	1,543
14	Perrigo Co.	1,596
1,157	Pfizer, Inc.	27,814
19	Watson Pharmaceuticals, Inc.*	1,479

		121,230

Professional Services - 0.1%
8	Dun & Bradstreet Corp.	642
18	Equifax, Inc.	843
23	Robert Half International, Inc.	621

		2,106

Real Estate Investment Trusts - 2.0%
60	American Tower Corp.	4,339
20	Apartment Investment & Management Co. Class A	549
14	AvalonBay Communities, Inc.	2,059
23	Boston Properties, Inc.	2,551
47	Equity Residential	2,975
65	HCP, Inc.	3,069
33	Health Care REIT, Inc.	2,054
111	Host Hotels & Resorts, Inc.	1,629
63	Kimco Realty Corp.	1,228
24	Plum Creek Timber Co, Inc.	974
72	Prologis, Inc.	2,328
22	Public Storage	3,277
48	Simon Property Group, Inc.	7,703
45	Ventas, Inc.	3,026
28	Vornado Realty Trust	2,338
83	Weyerhaeuser Co.	1,938

		42,037

Real Estate Management & Development - 0.0%††
51	CBRE Group, Inc. Class A*	795

Road & Rail - 0.8%
161	CSX Corp.	3,693
50	Norfolk Southern Corp.	3,702

Direxion S&P 500® DRRC Index Volatility Response Shares

(formerly Direxion S&P 500® RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Road & Rail - (continued)
8	Ryder System, Inc.	$316
74	Union Pacific Corp.	9,073

		16,784

Semiconductors & Semiconductor Equipment - 2.0%
91	Advanced Micro Devices, Inc.*	369
50	Altera Corp.	1,772
47	Analog Devices, Inc.	1,837
198	Applied Materials, Inc.	2,156
76	Broadcom Corp. Class A*	2,575
9	First Solar, Inc.*	140
778	Intel Corp.	19,995
25	KLA-Tencor Corp.	1,273
32	Lam Research Corp.*	1,101
35	Linear Technology Corp.	1,129
88	LSI Corp.*	607
31	Microchip Technology, Inc.	1,035
152	Micron Technology, Inc.*	944
96	NVIDIA Corp.*	1,300
28	Teradyne, Inc.*	412
177	Texas Instruments, Inc.	4,821
41	Xilinx, Inc.	1,328

		42,794

Software - 3.3%
75	Adobe Systems, Inc.*	2,316
35	Autodesk, Inc.*	1,187
24	BMC Software, Inc.*	950
56	CA, Inc.	1,348
28	Citrix Systems, Inc.*	2,035
50	Electronic Arts, Inc.*	551
45	Intuit, Inc.	2,611
1,157	Microsoft Corp.	34,097
600	Oracle Corp.	18,120
30	Red Hat, Inc.*	1,610
22	Salesforce.com, Inc.*	2,736
112	Symantec Corp.*	1,764

		69,325

Specialty Retail - 1.9%
13	Abercrombie & Fitch Co. Class A	439
7	AutoNation, Inc.*	276
4	AutoZone, Inc.*	1,501
36	Bed Bath & Beyond, Inc.*	2,194
43	Best Buy Co., Inc.	778
35	CarMax, Inc.*	974
20	GameStop Corp. Class A	321
52	Gap, Inc.	1,534
238	Home Depot, Inc.	12,419
38	Limited Brands, Inc.	1,807
183	Lowe’s Cos., Inc.	4,643
19	O’Reilly Automotive, Inc.*	1,629
35	Ross Stores, Inc.	2,325
107	Staples, Inc.	1,363
19	Tiffany & Co.	1,044
115	TJX Cos., Inc.	5,092
17	Urban Outfitters, Inc.*	519

		38,858

Shares		Value
Textiles, Apparel & Luxury Goods - 0.6%
44	Coach, Inc.	$2,171
8	Fossil, Inc.*	574
57	NIKE, Inc. Class B	5,321
10	Ralph Lauren Corp.	1,443
14	VF Corp.	2,090

		11,599

Thrifts & Mortgage Finance - 0.1%
81	Hudson City Bancorp, Inc.	515
55	People’s United Financial, Inc.	630

		1,145

Tobacco - 1.9%
315	Altria Group, Inc.	11,330
20	Lorillard, Inc.	2,573
263	Philip Morris International, Inc.	24,049
51	Reynolds American, Inc.	2,360

		40,312

Trading Companies & Distributors - 0.2%
47	Fastenal Co.	2,027
10	W.W. Grainger, Inc.	2,048

		4,075

Wireless Telecommunication Services - 0.2%
41	Crown Castle International Corp.*	2,537
45	MetroPCS Communications, Inc.*	394
464	Sprint Nextel Corp.*	2,023

		4,954

	TOTAL COMMON STOCKS (Cost $1,842,602)	$1,926,793

SHORT TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%
155,694	Dreyfus Treasury Prime Cash Management, 0.00% ††† (a)	155,694

	TOTAL SHORT TERM INVESTMENTS (Cost $155,694)	$155,694

	TOTAL INVESTMENTS (Cost $1,998,296) - 99.7%	$2,082,487
	Other Assets in Excess of Liabilities - 0.3%	5,692

	TOTAL NET ASSETS - 100.0%	$2,088,179

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Effective June 15, 2012, the Fund changed its name and investments strategy.
(††)	Less than 0.05%.
(†††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.

Direxion S&P Latin America 40 DRRC Index Volatility Response Shares

(formerly Direxion S&P Latin America 40 RC Volatility Response Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 76.5%
Aerospace & Defense - 0.7%
1,060	Embraer SA ADR*	$26,903

Airlines - 0.9%
1,355	Lan Airlines SA ADR*	33,319

Beverages - 8.9%
5,595	Cia de Bebidas das Americas ADR	215,687
1,390	Fomento Economico Mexicano SAB de CV ADR	118,734

		334,421

Chemicals - 1.3%
800	Sociedad Quimica y Minera de Chile SA ADR	47,944

Commercial Banks - 16.5%
14,115	Banco Bradesco SA ADR	216,524
418	Banco de Chile ADR	35,678
307	Banco Santander Chile ADR	23,074
511	Bancolombia SA ADR	31,600
364	Credicorp Ltd.	42,202
16,845	Itau Unibanco Holding SA ADR	266,320

		615,398

Construction Materials - 1.5%
8,005	Cemex SAB de CV ADR*	55,715

Diversified Telecommunication - 1.1%
3,934	Oi SA ADR	40,652

Electric Utilities - 3.9%
2,176	Centrais Eletricas Brasileiras SA ADR*	14,862
3,585	Cia Energetica de Minas Gerais ADR	68,151
753	Cia Paranaense de Energia ADR	15,256
784	CPFL Energia SA ADR	18,141
1,876	Enersis SA ADR	31,048

		147,458

Food Products - 1.9%
4,935	BRF - Brasil Foods SA ADR	70,965

Independent Power Producers & Energy Traders - 1.1%
807	Empresa Nacional de Electricidad SA ADR	40,342

Media - 2.4%
3,859	Grupo Televisa SA ADR	87,947

Metals & Mining - 12.4%
1,636	Cia de Minas Buenaventura SA ADR	59,583
5,709	Cia Siderurgica Nacional SA ADR	29,573

Shares		Value
Metals & Mining - (continued)
6,773	Gerdau SA	$61,634
1,235	Southern Copper Corp.	39,866
15,441	Vale SA ADR	273,769

		464,425

Oil, Gas & Consumable Fuels - 10.2%
1,545	Ecopetrol SA ADR	88,420
15,417	Petroleo Brasileiro SA ADR	293,386

		381,806

Wireless Telecommunication Services - 13.7%
19,166	America Movil SAB de CV ADR Series L	511,541

	TOTAL COMMON STOCKS (Cost $2,725,421)	$2,858,836

SHORT TERM INVESTMENTS - 22.7%
Money Market Funds - 22.7%
849,877	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	849,877

	TOTAL SHORT TERM INVESTMENTS (Cost $849,877)	$849,877

	TOTAL INVESTMENTS (Cost $3,575,298) - 99.2%	$3,708,713
	Other Assets in Excess of Liabilities - 0.8%	30,429

	TOTAL NET ASSETS - 100.0%	$3,739,142

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipts.

(*)	Non-Income producing security.
(†)	Effective June 15, 2012, the Fund changed its name and investment strategy.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Air Freight & Logistics - 1.8%
939	C.H. Robinson Worldwide, Inc.	$49,626
1,393	Expeditors International of Washington, Inc.	49,549

		99,175

Beverages - 0.8%
699	Monster Beverage Corp.*	46,463

Biotechnology - 6.3%
590	Alexion Pharmaceuticals, Inc.*	61,861
771	Amgen, Inc.	63,685
393	Biogen Idec, Inc.*	57,311
831	Celgene Corp.*	56,890
1,094	Gilead Sciences, Inc.*	59,437
972	Vertex Pharmaceuticals, Inc.*	47,152

		346,336

Chemicals - 1.0%
767	Sigma-Aldrich Corp.	53,076

Commercial Services & Supplies - 1.1%
626	Stericycle, Inc.*	58,124

Communications Equipment - 3.5%
3,217	Cisco Systems, Inc.	51,311
538	F5 Networks, Inc.*	50,239
974	QUALCOMM, Inc.	58,128
5,051	Research In Motion Ltd.*	36,115

		195,793

Computers & Peripherals - 5.5%
96	Apple, Inc.*	58,633
4,473	Dell, Inc.*	53,139
1,790	NetApp, Inc.*	58,479
1,493	SanDisk Corp.*	61,407
2,334	Seagate Technology PLC	70,067

		301,725

Diversified Consumer Services - 0.8%
1,661	Apollo Group, Inc. Class A*	45,179

Electronic Equipment & Instruments - 1.0%
8,595	Flextronics International Ltd.*	55,094

Food & Staples Retailing - 2.0%
602	Costco Wholesale Corp.	57,900
582	Whole Foods Market, Inc.	53,416

		111,316

Food Products - 1.8%
2,776	Green Mountain Coffee Roasters, Inc.*	50,690
1,204	Kraft Foods, Inc. Class A	47,811

		98,501

Health Care Equipment & Supplies - 1.9%
1,456	DENTSPLY International, Inc.	52,911
104	Intuitive Surgical, Inc.*	50,076

		102,987

Health Care Providers & Services - 2.0%
1,013	Express Scripts Holding Co.*	58,693

Shares		Value
Health Care Providers & Services - (continued)
707	Henry Schein, Inc.*	$52,891

		111,584

Health Care Technology - 0.9%
665	Cerner Corp.*	49,157

Hotels, Restaurants & Leisure - 1.8%
1,047	Starbucks Corp.	47,408
552	Wynn Resorts Ltd.	51,750

		99,158

Household Durables - 1.0%
1,456	Garmin Ltd.	56,216

Internet & Catalog Retail - 5.2%
252	Amazon.com, Inc.*	58,792
1,100	Expedia, Inc.	62,689
3,360	Liberty Interactive Corp. Class A*	62,933
836	Netflix, Inc.*	47,526
84	priceline.com, Inc.*	55,586

		287,526

Internet Software & Services - 6.4%
1,766	Akamai Technologies, Inc.*	62,128
461	Baidu, Inc. ADR*	55,560
1,352	eBay, Inc.*	59,893
98	Google, Inc. Class A*	62,031
1,300	VeriSign, Inc.*	57,746
3,582	Yahoo!, Inc.*	56,739

		354,097

IT Services - 4.8%
999	Automatic Data Processing, Inc.	56,494
909	Cognizant Technology Solutions Corp. Class A*	51,604
776	Fiserv, Inc.*	54,421
1,223	Infosys Ltd. ADR	48,406
1,718	Paychex, Inc.	56,161

		267,086

Leisure Equipment & Products - 1.1%
1,697	Mattel, Inc.	59,683

Life Sciences Tools & Services - 1.0%
1,288	Life Technologies Corp.*	56,517

Machinery - 1.0%
1,396	PACCAR, Inc.	55,854

Media - 6.6%
1,769	Comcast Corp. Class A	57,581
1,226	DIRECTV Class A*	60,883
2,741	News Corp. Class A	63,098
29,416	Sirius XM Radio, Inc.*	63,539
1,154	Viacom, Inc. Class B	53,903
2,443	Virgin Media, Inc.	66,889

		365,893

Metals & Mining - 1.0%
593	Randgold Resources Ltd. ADR	53,062

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Multiline Retail - 1.9%
997	Dollar Tree, Inc.*	$50,189
1,077	Sears Holdings Corp.*	53,301

		103,490

Pharmaceuticals - 3.0%
2,595	Mylan, Inc.*	59,763
492	Perrigo Co.	56,098
3,054	Warner Chilcott PLC Class A*	51,918

		167,779

Semiconductors & Semiconductor Equipment - 15.3%
1,664	Altera Corp.	58,989
5,005	Applied Materials, Inc.	54,504
1,615	Avago Technologies Ltd.	59,755
1,604	Broadcom Corp. Class A*	54,344
2,012	Intel Corp.	51,708
1,139	KLA-Tencor Corp.	57,987
1,457	Lam Research Corp.*	50,135
1,841	Linear Technology Corp.	59,372
4,775	Marvell Technology Group Ltd.	53,767
2,133	Maxim Integrated Products, Inc.	58,082
1,694	Microchip Technology, Inc.	56,546
9,340	Micron Technology, Inc.*	58,001
4,476	NVIDIA Corp.*	60,605
1,975	Texas Instruments, Inc.	53,799
1,690	Xilinx, Inc.	54,756

		842,350

Software - 12.6%
4,808	Activision Blizzard, Inc.	57,840
1,699	Adobe Systems, Inc.*	52,465
1,648	Autodesk, Inc.*	55,900
1,256	BMC Software, Inc.*	49,738
2,091	CA, Inc.	50,330
1,092	Check Point Software Technologies Ltd.*	53,039
686	Citrix Systems, Inc.*	49,859
4,422	Electronic Arts, Inc.*	48,730
944	Intuit, Inc.	54,771
1,832	Microsoft Corp.	53,989
2,518	Nuance Communications, Inc.*	51,241
1,987	Oracle Corp.	60,007
3,726	Symantec Corp.*	58,685

		696,594

Specialty Retail - 3.7%
757	Bed Bath & Beyond, Inc.*	46,139
555	O’Reilly Automotive, Inc.*	47,586
826	Ross Stores, Inc.	54,880
4,341	Staples, Inc.	55,304

		203,909

Textiles, Apparel & Luxury Goods - 1.0%
728	Fossil, Inc.*	52,190

Trading Companies & Distributors - 1.1%
1,388	Fastenal Co.	59,851

Wireless Telecommunication Services - 1.0%
1,997	Vodafone Group PLC ADR	57,414

Value
TOTAL COMMON STOCKS (Cost $5,820,409)	$5,513,179

TOTAL INVESTMENTS (Cost $5,820,409) - 99.9%	$5,513,179
Other Assets in Excess of Liabilities - 0.1%	4,113

TOTAL NET ASSETS - 100.0%	$5,517,292

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipts.
(*)	Non-Income producing security.

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 19.5%
Money Market Funds - 19.5%
380,000	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$380,000
580,067	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	580,067

	TOTAL SHORT TERM INVESTMENTS (Cost $960,067)	$960,067

	TOTAL INVESTMENTS (Cost $960,067) - 19.5% (b)	$960,067
	Other Assets in Excess of Liabilities - 80.5%	3,967,801

	TOTAL NET ASSETS - 100.0%	$4,927,868

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $960,067.

Direxion Daily Total Market Bear 1X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	32,922	$2,227,314	(0.253%)	9/19/2012	$(100,805)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	37,169	2,576,041	0.247%	8/19/2013	(37,062)

			$4,803,355			$(137,867)

ETF - Exchange-Traded Fund.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 19.6%
Money Market Funds - 19.6%
320,114	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$320,114

	TOTAL SHORT TERM INVESTMENTS (Cost $320,114)	$320,114

	TOTAL INVESTMENTS (Cost $320,114) - 19.6% (b)	$320,114
	Other Assets in Excess of Liabilities - 80.4%	1,311,741

	TOTAL NET ASSETS - 100.0%	$1,631,855

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $320,114.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	14,933	$1,571,539	(0.403%)	9/24/2012	$(78,886)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%
876,756	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$876,756

	TOTAL SHORT TERM INVESTMENTS (Cost $876,756)	$876,756

	TOTAL INVESTMENTS (Cost $876,756) - 34.1% (b)	$876,756
	Other Assets in Excess of Liabilities - 65.9%	1,693,005

	TOTAL NET ASSETS - 100.0%	$2,569,761

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $876,756.

Direxion Daily 20+ Year Treasury Bear 1X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	19,814	$2,349,037	(0.453%)	9/17/2015	$(240,033)

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%
1,520,098	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,520,098
2,910,178	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,910,178

	TOTAL SHORT TERM INVESTMENTS (Cost $4,430,276)	$4,430,276

	TOTAL INVESTMENTS (Cost $4,430,276) - 24.9% (b)	$4,430,276
	Other Assets in Excess of Liabilities - 75.1%	13,381,406

	TOTAL NET ASSETS - 100.0%	$17,811,682

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,430,276.

Direxion Daily Total Bond Market Bear 1X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays Aggregate Bond Fund	84,134	$9,217,764	(0.103%)	9/13/2012	$(480,343)
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	74,066	8,124,811	(0.153%)	9/24/2012	(366,634)

			$17,342,575			$(846,977)

Direxion Daily S&P 500 Bull 3X Shares

(formerly Direxion Daily Large Cap Bull 3X Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 25.1%
Investment Companies - 25.1%
367,500	SPDR S&P 500 ETF Trust	$50,608,425

	TOTAL INVESTMENT COMPANIES (Cost $50,663,318)	$50,608,425

SHORT TERM INVESTMENTS - 52.1%
Money Market Funds - 52.1%
77,449,160	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	77,449,160
20,510,083	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	20,510,083
6,893,350	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,893,350

	TOTAL SHORT TERM INVESTMENTS (Cost $104,852,593)	$104,852,593

	TOTAL INVESTMENTS (Cost $155,515,911) - 77.2% (b)	$155,461,018
	Other Assets in Excess of Liabilities - 22.8%	45,889,590

	TOTAL NET ASSETS - 100.0%	$201,350,608

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund.

(†)	Effective May 22, 2012, the Fund changed its name and fund objective.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,461,018.

Direxion Daily S&P 500 Bull 3X Shares

(formerly Direxion Daily Large Cap Bull 3X Shares)†

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	S&P 500® Index	131,424	$175,984,502	0.547%	5/20/2013	$5,402,240
Morgan Stanley Capital Services	S&P 500® Index	25,315	33,644,648	0.647%	7/30/2013	1,298,307
Citibank N.A.	S&P 500® Index	36,697	48,771,781	0.597%	12/30/2013	1,884,280
BNP Paribas	S&P 500® Index	45,747	60,799,593	0.497%	1/16/2014	2,354,544
Merrill Lynch International	S&P 500® Index	60,835	82,054,071	0.547%	1/29/2014	1,902,080
Deutsche Bank AG London	S&P 500® Index	101,232	135,266,281	0.597%	5/10/2016	4,472,828

			$536,520,876			$17,314,279

Direxion Daily S&P 500 Bear 3X Shares

(formerly Direxion Daily Large Cap Bear 3X Shares)†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 69.5%
Money Market Funds - 69.5%
87,259,199	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$87,259,199
22,880,091	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	22,880,091
7,598,157	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	7,598,157

	TOTAL SHORT TERM INVESTMENTS (Cost $117,737,447)	$117,737,447

	TOTAL INVESTMENTS (Cost $117,737,447) - 69.5% (b)	$117,737,447
	Other Assets in Excess of Liabilities - 30.5%	51,640,422

	TOTAL NET ASSETS - 100.0%	$169,377,869

Percentages are stated as a percent of net assets.

(†)	Effective May 22, 2012, the Fund changed its name and fund objective.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,737,447.

Direxion Daily S&P 500 Bear 3X Shares

(formerly Direxion Daily Large Cap Bear 3X Shares)†

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P 500® Index	123,091	$166,160,119	(0.103%)	12/10/2012	$(3,735,791)
Morgan Stanley Capital Services	S&P 500® Index	23,426	31,134,091	0.247%	7/30/2013	(1,212,843)
Citibank N.A.	S&P 500® Index	33,127	44,027,108	(0.303%)	12/30/2013	(1,737,295)
BNP Paribas	S&P 500® Index	58,365	77,569,420	(0.003%)	1/16/2014	(3,039,530)
Merrill Lynch International	S&P 500® Index	58,778	78,238,764	(0.203%)	1/29/2014	(2,930,999)
Deutsche Bank AG London	S&P 500® Index	71,618	95,539,361	(0.103%)	6/30/2014	(3,361,084)

			$492,668,863			$(16,017,542)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 26.0%
Investment Companies - 26.0%
56,500	SPDR S&P MidCap 400® ETF Trust	$9,676,190

	TOTAL INVESTMENT COMPANIES (Cost $9,423,635)	$9,676,190

SHORT TERM INVESTMENTS - 44.3%
Money Market Funds - 44.3%
11,883,562	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	11,883,562
4,572,052	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,572,052

	TOTAL SHORT TERM INVESTMENTS (Cost $16,455,614)	$16,455,614

	TOTAL INVESTMENTS (Cost $25,879,249) 70.3% (b)	$26,131,804
	Other Assets in Excess of Liabilities - 29.7%	11,052,941

	TOTAL NET ASSETS - 100.0%	$37,184,745

Percentages are stated as a percent of net assets.

ETF	- Exchange-Traded Fund.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,131,804.

Direxion Daily Mid Cap Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	S&P MidCap 400® Index	60,099	$55,486,458	0.397%	6/10/2013	$1,058,536
Morgan Stanley Capital Services	S&P MidCap 400® Index	19,701	18,280,751	0.497%	7/30/2013	252,263
BNP Paribas	S&P MidCap 400® Index	28,526	26,296,437	0.497%	1/16/2014	540,907

			$100,063,646			$1,851,706

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 63.5%
Money Market Funds - 63.5%
8,019,039	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$8,019,039
2,351,746	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,351,746

	TOTAL SHORT TERM INVESTMENTS (Cost $10,370,785)	$10,370,785

	TOTAL INVESTMENTS (Cost $10,370,785) - 63.5% (b)	$10,370,785
	Other Assets in Excess of Liabilities - 36.5%	5,966,023

	TOTAL NET ASSETS - 100.0%	$16,336,808

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,370,785.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P MidCap 400® Index	28,596	$26,212,204	(0.153%)	11/5/2012	$(706,150)
Morgan Stanley Capital Services	S&P MidCap 400® Index	15,107	14,072,394	0.047%	7/30/2013	(139,164)
BNP Paribas	S&P MidCap 400® Index	8,412	7,779,331	(0.553%)	1/16/2014	(141,388)

			$48,063,929			$(986,702)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 14.3%
Investment Companies - 14.3%
1,276,964	iShares Russell 2000 Index Fund	$100,050,129

	TOTAL INVESTMENT COMPANIES (Cost $104,599,191)	$100,050,129

SHORT TERM INVESTMENTS - 57.5%
Money Market Funds - 57.5%
243,966,816	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	243,966,816
112,810,430	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	112,810,430
46,315,910	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	46,315,910

	TOTAL SHORT TERM INVESTMENTS (Cost $403,093,156)	$403,093,156

	TOTAL INVESTMENTS (Cost $507,692,347) - 71.8% (b)	$503,143,285
	Other Assets in Excess of Liabilities - 28.2%	197,220,010

	TOTAL NET ASSETS - 100.0%	$700,363,295

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $503,143,285.

Direxion Daily Small Cap Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	246,718	$197,813,585	(0.053%)	3/22/2013	$(2,944,285)
Credit Suisse Capital, LLC	Russell 2000® Index	437,165	284,702,921	(0.153%)	7/23/2013	63,654,210
Citibank N.A.	Russell 2000® Index	330,000	268,748,875	0.097%	8/5/2013	(7,350,839)
BNP Paribas	Russell 2000® Index	148,267	119,657,928	0.497%	9/19/2013	(2,538,515)
Merrill Lynch International	Russell 2000® Index	579,646	451,241,945	0.147%	9/26/2013	5,784,377
BNP Paribas	Russell 2000® Index	90,000	71,601,517	0.497%	11/21/2013	(610,246)
BNP Paribas	Russell 2000® Index	150,000	113,342,053	0.497%	12/19/2013	4,874,570
BNP Paribas	Russell 2000® Index	70,000	55,767,905	0.497%	1/16/2014	(673,252)
BNP Paribas	Russell 2000® Index	30,000	23,037,107	0.497%	3/20/2014	573,554
Deutsche Bank AG London	Russell 2000® Index	461,033	366,118,769	(0.003%)	8/22/2014	(3,162,002)

			$1,952,032,605			$57,607,572

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 65.7%
Money Market Funds - 65.7%
365,988,786	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$365,988,786
98,272,017	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	98,272,017
69,909,980	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	69,909,980

	TOTAL SHORT TERM INVESTMENTS (Cost $534,170,783)	$534,170,783

	TOTAL INVESTMENTS (Cost $534,170,783) - 65.7% (b)	$534,170,783
	Other Assets in Excess of Liabilities - 34.3%	278,438,758

	TOTAL NET ASSETS - 100.0%	$812,609,541

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $534,170,783.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 2000® Index	904,138	$719,125,277	(0.953%)	12/21/2012	$5,133,584
Morgan Stanley Capital Services	Russell 2000® Index	348,805	279,632,916	(0.753%)	3/22/2013	4,316,448
Merrill Lynch International	Russell 2000® Index	484,612	377,774,931	(1.003%)	4/29/2013	(4,620,441)
Citibank N.A.	Russell 2000® Index	300,000	244,352,524	(1.053%)	8/05/2013	5,282,177
BNP Paribas	Russell 2000® Index	74,789	61,007,393	(1.003%)	11/21/2013	1,787,352
BNP Paribas	Russell 2000® Index	279,740	214,490,133	(1.003%)	12/19/2013	(6,578,282)
BNP Paribas	Russell 2000® Index	100,000	80,588,929	(1.003%)	1/16/2014	1,809,655
BNP Paribas	Russell 2000® Index	9,224	7,424,388	(1.003%)	3/20/2014	161,156
Deutsche Bank AG London	Russell 2000® Index	596,584	477,171,422	(1.253%)	6/30/2014	7,291,895

			$2,461,567,913			$14,583,544

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 41.4%
Brazil - 22.4%
6,012	Banco Bradesco SA Preference Shares ADR	$92,224
2,261	Banco Santander Brasil SA ADS	17,251
434	Braskem SA Preference A Shares -SP ADR	5,273
2,720	BRF - Brasil Foods SA ADR	39,114
973	Centrais Eletricas Brasileiras SA ADR	6,646
865	Centrais Eletricas Brasileiras SA Preference B Shares ADR	8,347
544	Cia Brasileira de Distribuicao Grupo PAO de Acucar Preference Shares ADR	22,244
927	Cia de Bebidas Das Americas ADR	28,718
2,741	Cia de Bebidas Das Americas Preference Shares ADR	105,666
217	Cia de Saneamento Basico do Estado de Sao Paulo ADR	18,315
1,730	Cia Energetica de Minas Gerais Preference Shares ADR	32,887
418	Cia Paranaense de Energia Preference Shares ADR	8,469
2,757	Cia Siderurgica Nacional SA ADR	14,281
311	CPFL Energia SA ADR	7,197
568	Embraer SA ADR	14,416
1,309	Fibria Celulose SA ADR*	10,066
1,092	Gafisa SA ADR*	2,675
3,159	Gerdau SA Preference Shares ADR	28,747
561	Gol Linhas Aereas Inteligentes SA Preference Shares ADR*	2,614
6,686	Itau Unibanco Holding SA Preference Shares ADR	105,706
2,376	Oi SA ADR	25,002
5,482	Petroleo Brasileiro SA ADR	107,612
7,079	Petroleo Brasileiro SA Preference Shares-SP ADR	134,713
1,086	Telefonica Brasil SA ADR	25,358
757	Tim Participacoes SA ADR	16,011
1,691	Ultrapar Participacoes SA ADR	39,586
4,338	Vale SA ADR	78,301
6,756	Vale SA Preference A Shares ADR	119,784

		1,117,223

China - 9.8%
47	51job, Inc. ADR*	1,629
586	Aluminum Corp. of China Ltd. ADR*	5,995
154	AutoNavi Holdings Ltd. ADR*	1,905
536	Baidu, Inc. ADR*	64,599
176	China Eastern Airlines Corp. Ltd. ADS*	3,055
1,147	China Life Insurance Co. Ltd. ADR*	47,291
573	China Petroleum & Chemical Corp. ADR	51,553
155	China Southern Airlines Co. Ltd. ADR	3,828
485	China Telecom Corp. Ltd. ADR	25,235
510	CNOOC Ltd. ADR	102,153

Shares		Value
China (continued)
574	Ctrip.com International Ltd. ADR*	$7,163
258	E-Commerce China Dangdang, Inc. ADR*	1,300
413	E-House China Holdings Ltd. ADS	1,945
401	Focus Media Holding Ltd. ADR	7,932
492	Giant Interactive Group, Inc. ADR	2,219
145	Guangshen Railway Co. Ltd. ADR	2,298
139	hiSoft Technology International Ltd. ADR*	1,568
286	Huaneng Power International, Inc. ADR	8,171
342	Mindray Medical International Ltd. ADR	10,192
291	NetEase, Inc. ADR*	15,368
525	New Oriental Education & Technology Group, Inc. ADR*	5,995
211	Perfect World Co. Ltd. ADR	2,032
595	PetroChina Co. Ltd. ADR	74,339
778	Renren, Inc. ADR*	2,917
2,055	Semiconductor Manufacturing International Corp. ADR*	3,720
348	Shanda Games Ltd. ADR	1,190
106	Sinopec Shanghai Petrochemical Co. Ltd. ADR	2,835
176	Spreadtrum Communications, Inc. ADR	3,182
415	Trina Solar Ltd. ADR*	1,959
231	VanceInfo Technologies, Inc. ADR	2,197
356	WuXi PharmaTech Cayman, Inc. ADR*	4,813
773	Yanzhou Coal Mining Co. Ltd. ADR	11,494
467	Yingli Green Energy Holding Co. Ltd. ADR*	747
341	Youku.com, Inc. ADR*	5,800

		488,619

Hong Kong - 4.7%
3,469	China Mobile Ltd. ADR	201,618
1,519	China Unicom Hong Kong Ltd. ADR	22,193
1,025	Melco Crown Entertainment Ltd. ADR*	10,332

		234,143

India - 3.5%
338	Dr. Reddy’s Laboratories Ltd. ADR	9,809
1,323	HDFC Bank Ltd. ADR	44,863
972	ICICI Bank Ltd. ADR	33,651
1,272	Infosys Ltd. ADR	50,346
777	Sterlite Industries India Ltd. ADR	5,967
744	Tata Motors Ltd. ADR	15,029
1,706	Wipro Ltd. ADR	13,324

		172,989

Netherlands - 0.2%
1,166	VimpelCom Ltd. ADR	9,783

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Russia - 0.8%
661	Mechel ADR	$4,283
1,794	Mobile TeleSystems ADR	33,996

		38,279

	TOTAL COMMON STOCKS (Cost $2,156,078)	$2,061,036

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds- 47.6%
670,876	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	670,876
747,518	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	747,518
950,058	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	950,058

	TOTAL SHORT TERM INVESTMENTS (Cost $2,368,452)	$2,368,452

	TOTAL INVESTMENTS (Cost $4,524,530) - 89.0% (b)	$4,429,488
	Other Assets in Excess of Liabilities - 11.0%	547,549

	TOTAL NET ASSETS - 100.0%	$4,977,037

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$14,416	0.3%
Airlines	9,498	0.2
Automobiles	15,029	0.3
Beverages	134,384	2.7
Chemicals	8,108	0.2
Commercial Banks	293,695	5.9
Diversified Consumer Services	5,995	0.1
Diversified Telecommunication	97,787	2.0
Electric Utilities	63,546	1.3
Food & Staples Retailing	22,244	0.4
Food Products	39,114	0.8
Health Care Equipment & Supplies	10,192	0.2
Hotels, Restaurants & Leisure	17,495	0.3
Household Durables	2,675	0.1
Independent Power Producers & Energy Traders	8,171	0.2
Insurance	47,291	1.0
Internet & Catalog Retail	1,300	0.0	†
Internet Software & Services	88,684	1.8
IT Services	65,238	1.3
Life Sciences Tools & Services	4,813	0.1
Media	7,932	0.1
Metals & Mining	257,358	5.2
Oil, Gas & Consumable Fuels	521,450	10.5
Paper & Forest Products	10,066	0.2
Pharmaceuticals	9,809	0.2
Professional Services	1,629	0.0	†
Real Estate Management & Development	1,945	0.0	†
Road & Rail	2,298	0.0	†
Semiconductors & Semiconductor Equipment	9,608	0.2
Software	9,543	0.2
Water Utilities	18,315	0.4
Wireless Telecommunication Services	261,408	5.2
Short Term Investments	2,368,452	47.6

Total Investments	4,429,488	89.0
Other Assets in Excess of Liabilities	547,549	11.0

Net Assets	$4,977,037	100.0%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipts.

ADS - American Depositary Shares.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,429,488.

Direxion Daily BRIC Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,740	$7,396,128	0.297%	10/15/2012	$(326,548)
Morgan Stanley Capital Services	The Bank of New York Mellon BRIC Select ADR® Index	1,079	4,288,587	0.247%	2/26/2013	23,166
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	402	1,851,194	0.897%	8/28/2013	(229,197)

			$13,535,909			$(532,579)

Direxion Daily BRIC Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.7%
Money Market Funds - 76.7%
707,906	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$707,906
760,393	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	760,393
610,036	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	610,036

	TOTAL SHORT TERM INVESTMENTS (Cost $2,078,335)	$2,078,335

	TOTAL INVESTMENTS (Cost $2,078,335) - 76.7% (b)	$2,078,335
	Other Assets in Excess of Liabilities - 23.3%	630,313

	TOTAL NET ASSETS - 100.0%	$2,708,648

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,078,335.

Direxion Daily BRIC Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	992	$4,388,093	(0.803%)	1/16/2013	$354,632
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	628	2,961,051	(0.953%)	3/26/2013	402,780
Morgan Stanley Capital Services	The Bank of New York Mellon BRIC Select ADR® Index	414	1,610,643	(0.753%)	6/18/2013	(43,923)

			$8,959,787			$713,489

ADR - American Depositary Receipts.

Direxion Daily China Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 22.8%
Airlines - 0.6%
6,998	China Eastern Airlines Corp. Ltd. ADS*	$121,485
5,587	China Southern Airlines Co. Ltd. ADR	137,999

		259,484

Chemicals - 0.3%
4,401	Sinopec Shanghai Petrochemical Co. Ltd. ADR	117,727

Diversified Consumer Services - 0.3%
10,663	New Oriental Education & Technology Group, Inc. ADR*	121,772

Diversified Telecommunication Services - 2.1%
8,633	China Telecom Corp. Ltd ADR	449,175
28,839	China Unicom Hong Kong Ltd. ADR	421,338

		870,513

Health Care Equipment & Supplies - 0.6%
8,161	Mindray Medical International Ltd. ADR	243,198

Hotels, Restaurants & Leisure - 0.9%
13,374	Ctrip.com International Ltd. ADR*	166,908
19,015	Melco Crown Entertainment Ltd. ADR*	191,671

		358,579

Independent Power Producers & Energy Traders - 0.6%
8,157	Huaneng Power International, Inc. ADR	233,046

Insurance - 1.8%
17,466	China Life Insurance Co. Ltd. ADR	720,123

Internet & Catalog Retail - 0.2%
15,007	E-Commerce China Dangdang, Inc. ADR*	75,635

Internet Software & Services - 2.7%
4,827	Baidu, Inc. ADR*	581,750
5,233	NetEase, Inc. ADR*	276,355
27,227	Renren, Inc. ADR*	102,101
8,180	Youku, Inc. ADR*	139,142

		1,099,348

IT Services - 0.2%
7,226	hiSoft Technology International Ltd. ADR*	81,509

Life Sciences Tools & Services - 0.3%
10,875	WuXi PharmaTech Cayman, Inc. ADR*	147,030

Shares		Value
Media - 0.5%
10,087	Focus Media Holding Ltd. ADR	$199,521

Metals & Mining - 0.5%
18,975	Aluminum Corp. of China Ltd. ADR*	194,114

Oil, Gas & Consumable Fuels - 5.8%
6,222	China Petroleum & Chemical Corp. ADR	559,793
4,108	CNOOC Ltd. ADR	822,832
5,775	PetroChina Co. Ltd. ADR*	721,529
17,224	Yanzhou Coal Mining Co. Ltd. ADR	256,121

		2,360,275

Professional Services - 0.2%
2,213	51job, Inc. ADR*	76,680

Real Estate Management & Development - 0.2%
17,521	E-House China Holdings Ltd. ADS	82,524

Road & Rail - 0.2%
6,413	Guangshen Railway Co. Ltd. ADR	101,646

Semiconductors & Semiconductor Equipment - 0.9%
72,351	Semiconductor Manufacturing International Corp. ADR*	130,955
7,107	Spreadtrum Communications, Inc. ADR	128,495
16,980	Trina Solar Ltd. ADR*	80,146
30,685	Yingli Green Energy Holding Co. Ltd. ADR*	49,096

		388,692

Software - 1.1%
7,274	AutoNavi Holdings Ltd. ADR*	89,979
23,746	Giant Interactive Group, Inc. ADR	107,094
9,704	Perfect World Co. Ltd. ADR	93,450
21,459	Shanda Games Ltd. ADR	73,390
9,922	VanceInfo Technologies, Inc. ADR*	94,358

		458,271

Wireless Telecommunication Services - 2.8%
19,820	China Mobile Ltd. ADR	1,151,938

	TOTAL COMMON STOCKS (Cost $9,546,915)	$9,341,625

Direxion Daily China Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 64.7%
Money Market Funds - 64.7%
25,231,746	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$25,231,746
1,251,700	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,251,700

	TOTAL SHORT TERM INVESTMENTS (Cost $26,483,446)	$26,483,446

	TOTAL INVESTMENTS (Cost $36,030,361) - 87.5% (b)	$35,825,071
	Other Assets in Excess of Liabilities - 12.5%	5,103,942

	TOTAL NET ASSETS - 100.0%	$40,929,013

Percentages are stated as a percent of net assets.

ADS - American Depositary Shares.

ADR - American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,825,071.

Direxion Daily China Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	1,629	$5,304,601	0.447%	11/21/2012	$(142,919)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	14,863	49,932,749	0.497%	8/6/2013	(2,995,020)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,350	5,029,195	0.497%	9/19/2013	(740,613)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	813	2,962,066	0.497%	11/21/2013	(375,986)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	5,032	16,037,252	0.497%	12/19/2013	(185,404)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	628	1,982,691	0.497%	3/20/2014	(7,865)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	11,751	37,668,486	0.447%	12/18/2014	(657,544)

			$118,917,040			$(5,105,351)

Direxion Daily China Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.8%
Money Market Funds - 73.8%
8,085,905	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$8,085,905
2,590,334	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,590,334

	TOTAL SHORT TERM INVESTMENTS (Cost $10,676,239)	$10,676,239

	TOTAL INVESTMENTS (Cost $10,676,239) - 73.8% (b)	$10,676,239
	Other Assets in Excess of Liabilities - 26.2%	3,792,938

	TOTAL NET ASSETS - 100.0%	$14,469,177

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,676,239.

Direxion Daily China Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	763	$2,761,487	(1.403%)	10/18/2012	$294,578
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	963	3,508,403	(1.403%)	5/16/2013	424,466
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	2,521	7,750,504	(1.803%)	8/19/2013	(182,775)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	3,000	9,371,912	(1.753%)	8/21/2013	(67,711)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	434	1,625,724	(1.403%)	9/19/2013	234,078
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	3,055	10,898,203	(1.403%)	11/21/2013	1,134,060
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	3,064	9,585,164	(1.553%)	12/18/2014	(60,795)

			$45,501,397			$1,775,901

ADR - American Depositary Receipts.

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 24.4%
Investment Companies - 24.4%
89,880	iShares MSCI EAFE® Index Fund	$4,494,000

	TOTAL INVESTMENT COMPANIES (Cost $5,474,591)	$4,494,000

SHORT TERM INVESTMENTS - 49.3%
Money Market Funds - 49.3%
5,438,007	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	5,438,007
3,650,268	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,650,268

	TOTAL SHORT TERM INVESTMENTS (Cost $9,088,275)	$9,088,275

	TOTAL INVESTMENTS (Cost $14,562,866) - 73.7% (b)	$13,582,275
	Other Assets in Excess of Liabilities - 26.3%	4,851,803

	TOTAL NET ASSETS - 100.0%	$18,434,078

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,582,275.

Direxion Daily Developed Markets Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	327,766	$16,202,709	0.047%	3/22/2013	$265,597
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	440,770	23,003,660	0.447%	7/23/2013	(422,375)
BNP Paribas	iShares MSCI EAFE® Index Fund	8,123	412,324	0.497%	1/16/2014	(6,328)
BNP Paribas	iShares MSCI EAFE® Index Fund	62,620	3,147,194	0.497%	3/20/2014	(16,410)
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	176,894	9,137,587	0.447%	4/29/2016	(110,314)

			$51,903,474			$(289,830)

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 66.4%
Money Market Funds - 66.4%
7,534,849	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$7,534,849
1,286,454	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,286,454

	TOTAL SHORT TERM INVESTMENTS (Cost $8,821,303)	$8,821,303

	TOTAL INVESTMENTS (Cost $8,821,303) - 66.4% (b)	$8,821,303
	Other Assets in Excess of Liabilities - 33.6%	4,469,669

	TOTAL NET ASSETS - 100.0%	$13,290,972

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,821,303.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	104,648	$5,068,468	(0.303%)	6/19/2013	$(164,286)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	207,672	11,698,998	(0.003%)	8/12/2013	1,014,715
BNP Paribas	iShares MSCI EAFE® Index Fund	11,067	537,638	(0.553%)	12/19/2013	(16,285)
BNP Paribas	iShares MSCI EAFE® Index Fund	64,978	3,152,526	(0.553%)	3/20/2014	(96,587)
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	409,105	21,062,538	(0.053%)	4/29/2016	132,804

			$41,520,168			$870,361

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.2%
Investment Companies - 12.2%
1,003,216	iShares MSCI Emerging Markets Index Fund	$39,245,810

	TOTAL INVESTMENT COMPANIES (Cost $44,661,691)	$39,245,810

SHORT TERM INVESTMENTS - 60.7%
Money Market Funds - 60.7%
137,338,257	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	137,338,257
25,268,854	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	25,268,854
33,399,910	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	33,399,910

	TOTAL SHORT TERM INVESTMENTS (Cost $196,007,021)	$196,007,021

	TOTAL INVESTMENTS (Cost $240,668,712) - 72.9% (b)	$235,252,831
	Other Assets in Excess of Liabilities - 27.1%	87,453,219

	TOTAL NET ASSETS - 100.0%	$322,706,050

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $235,252,831.

Direxion Daily Emerging Markets Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	2,857,698	$119,930,555	0.397%	5/22/2013	$(6,927,882)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index Fund	6,339,429	252,842,271	0.447%	7/23/2013	(3,024,842)
Citibank N.A.	iShares MSCI Emerging Market Index Fund	1,868,336	76,863,061	0.497%	8/5/2013	(3,335,473)
Merrill Lynch International	iShares MSCI Emerging Market Index Fund	2,375,756	91,496,417	0.697%	9/26/2013	1,504,726
BNP Paribas	iShares MSCI Emerging Market Index Fund	3,268,140	123,265,245	0.497%	12/19/2013	4,485,793
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,928,063	75,495,896	0.497%	1/16/2014	(104,346)
BNP Paribas	iShares MSCI Emerging Market Index Fund	560,135	21,605,917	0.497%	3/20/2014	301,904
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	4,546,763	175,926,593	0.447%	6/30/2014	2,992,405

			$937,425,955			$(4,107,715)

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.6%
Money Market Funds - 74.6%
52,515,873	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$52,515,873
14,404,248	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	14,404,248
26,379,271	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	26,379,271

	TOTAL SHORT TERM INVESTMENTS (Cost $93,299,392)	$93,299,392

	TOTAL INVESTMENTS (Cost $93,299,392) - 74.6% (b)	$93,299,392
	Other Assets in Excess of Liabilities - 25.4%	31,819,656

	TOTAL NET ASSETS - 100.0%	$125,119,048

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,299,392.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index Fund	2,307,769	$89,764,975	(0.103%)	12/10/2012	$(813,294)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	2,583,063	101,244,010	0.097%	3/22/2013	(599,198)
Citibank N.A.	iShares MSCI Emerging Market Index Fund	986,836	41,190,042	(0.703%)	8/5/2013	2,210,514
Merrill Lynch International	iShares MSCI Emerging Market Index Fund	1,549,306	59,788,193	(0.453%)	9/26/2013	(906,721)
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,108,154	42,444,269	(0.653%)	1/16/2014	(925,120)
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,059,995	40,382,129	(0.653%)	3/20/2014	(1,091,130)

			$374,813,618			$(2,124,949)

Direxion Daily India Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 31.1%
Investment Companies - 31.1%
395,729	PowerShares India Portfolio	$6,553,272

	TOTAL INVESTMENT COMPANIES (Cost $6,727,661)	$6,553,272

SHORT TERM INVESTMENTS - 52.9%
Money Market Funds - 52.9%
7,736,134	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	7,736,134
1,670,008	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	1,670,008
1,750,862	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,750,862

	TOTAL SHORT TERM INVESTMENTS (Cost $11,157,004)	$11,157,004

	TOTAL INVESTMENTS (Cost $17,884,665) - 84.0% (b)	$17,710,276
	Other Assets in Excess of Liabilities - 16.0%	3,367,855

	TOTAL NET ASSETS - 100.0%	$21,078,131

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,710,276.

Direxion Daily India Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	PowerShares India Portfolio	1,372,712	$23,025,327	(0.703%)	10/15/2012	$(272,633)
Morgan Stanley Capital Services	PowerShares India Portfolio	300,893	5,436,411	(0.753%)	4/12/2013	(431,198)
Merrill Lynch International	PowerShares India Portfolio	300,000	5,340,321	0.747%	9/26/2013	(374,206)
BNP Paribas	PowerShares India Portfolio	28,748	462,936	0.497%	12/19/2013	12,653
BNP Paribas	PowerShares India Portfolio	444,440	7,792,145	0.497%	1/16/2014	(435,261)
Deutsche Bank AG London	PowerShares India Portfolio	976,012	16,346,284	(1.003%)	3/11/2015	(130,988)

			$58,403,424			$(1,631,633)

Direxion Daily India Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 83.5%
Money Market Funds - 83.5%
1,689,779	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,689,779
1,190,264	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,190,264
760,201	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	760,201

	TOTAL SHORT TERM INVESTMENTS (Cost $3,640,244)	$3,640,244

	TOTAL INVESTMENTS (Cost $3,640,244) - 83.5% (b)	$3,640,244
	Other Assets in Excess of Liabilities - 16.5%	717,793

	TOTAL NET ASSETS - 100.0%	$4,358,037

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,640,244.

Direxion Daily India Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	PowerShares India Portfolio	239,368	$4,775,591	(4.253%)	8/29/2012	$713,056
Credit Suisse Capital, LLC	PowerShares India Portfolio	226,481	3,748,454	(1.803%)	10/15/2012	2,235
Morgan Stanley Capital Services	PowerShares India Portfolio	123,795	2,741,096	(1.753%)	4/12/2013	632,741
BNP Paribas	PowerShares India Portfolio	96,057	1,631,259	(2.753%)	1/16/2014	36,837
BNP Paribas	PowerShares India Portfolio	27,376	453,256	(2.753%)	3/20/2014	(91)
Deutsche Bank AG London	PowerShares India Portfolio	76,439	1,246,154	(3.003%)	3/11/2015	(27,291)

			$14,595,810			$1,357,487

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 37.7%
Investment Companies - 37.7%
260,652	iShares S&P Latin America 40 Index Fund	$10,952,597

	TOTAL INVESTMENT COMPANIES (Cost $12,389,996)	$10,952,597

SHORT TERM INVESTMENTS - 38.0%
Money Market Funds - 38.0%
10,020,312	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	10,020,312
1,011,205	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,011,205

	TOTAL SHORT TERM INVESTMENTS (Cost $11,031,517)	$11,031,517

	TOTAL INVESTMENTS (Cost $23,421,513) - 75.7% (b)	$21,984,114
	Other Assets in Excess of Liabilities - 24.3%	7,059,796

	TOTAL NET ASSETS - 100.0%	$29,043,910

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,984,114.

Direxion Daily Latin America Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	91,350	$4,016,820	0.397%	4/3/2013	$(141,367)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	904,438	37,303,485	0.447%	8/6/2013	940,465
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	817,177	35,082,236	0.497%	12/18/2014	(386,282)

			$76,402,541			$412,816

Direxion Daily Latin America Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.3%
Money Market Funds - 71.3%
1,740,265	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,740,265
1,210,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,210,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,950,265)	$2,950,265

	TOTAL INVESTMENTS (Cost $2,950,265) - 71.3%(b)	$2,950,265
	Other Assets in Excess of Liabilities - 28.7%	1,190,410

	TOTAL NET ASSETS - 100.0%	$4,140,675

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,950,265.

Direxion Daily Latin America Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	106,648	$4,818,267	(0.053%)	4/3/2013	$267,731
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	70,798	2,926,421	(0.103%)	6/21/2013	(48,558)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	118,186	5,215,610	(0.503%)	12/18/2014	167,180

			$12,960,298			$386,353

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.6%
Investment Companies - 32.6%
279,027	Market Vectors® Russia ETF	$7,380,264

	TOTAL INVESTMENT COMPANIES (Cost $7,294,739)	$7,380,264

SHORT TERM INVESTMENTS - 47.1%
Money Market Funds - 47.1%
6,862,368	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	6,862,368
3,100,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	3,100,003
680,095	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	680,095

	TOTAL SHORT TERM INVESTMENTS (Cost $10,642,466)	$10,642,466

	TOTAL INVESTMENTS (Cost $17,937,205) - 79.7% (b)	$18,022,730
	Other Assets in Excess of Liabilities - 20.3%	4,577,789

	TOTAL NET ASSETS - 100.0%	$22,600,519

Percentages are stated as a percent of net assets.

ETF- Exchange-Traded Fund.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,022,730.

Direxion Daily Russia Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Market Vectors® Russia ETF	356,768	$10,162,639	0.547%	2/26/2013	$(748,183)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	1,094,179	27,366,187	(0.203%)	7/23/2013	1,583,593
Morgan Stanley Capital Services	Market Vectors® Russia ETF	119,637	3,007,674	(0.553%)	7/30/2013	158,299
BNP Paribas	Market Vectors® Russia ETF	56,009	1,796,567	0.497%	11/21/2013	(318,256)
BNP Paribas	Market Vectors® Russia ETF	93,991	2,324,863	0.497%	12/19/2013	159,446
Deutsche Bank AG London	Market Vectors® Russia ETF	563,777	15,038,297	0.247%	5/18/2016	(127,506)

			$59,696,227			$707,393

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
3,903,954	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$3,903,954
1,330,018	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	1,330,018
1,600,102	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,600,102

	TOTAL SHORT TERM INVESTMENTS (Cost $6,834,074)	$6,834,074

	TOTAL INVESTMENTS (Cost $6,834,074) - 85.1% (b)	$6,834,074
	Other Assets in Excess of Liabilities - 14.9%	1,199,577

	TOTAL NET ASSETS - 100.0%	$8,033,651

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,834,074.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Market Vectors® Russia ETF	183,935	$5,321,877	(0.853%)	2/26/2013	$444,764
Morgan Stanley Capital Services	Market Vectors® Russia ETF	219,634	5,599,572	(1.553%)	6/18/2013	(214,278)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	158,310	5,856,210	(1.303%)	7/23/2013	1,489,675
BNP Paribas	Market Vectors® Russia ETF	7,999	249,439	(1.503%)	9/19/2013	36,330
BNP Paribas	Market Vectors® Russia ETF	99,094	3,243,061	(1.503%)	10/17/2013	603,312
BNP Paribas	Market Vectors® Russia ETF	43,538	1,372,478	(1.503%)	11/21/2013	213,655
Deutsche Bank AG London	Market Vectors® Russia ETF	198,715	5,066,398	(1.753%)	5/18/2016	(191,549)

			$26,709,035			$2,381,909

ETF – Exchange-Traded Fund.

Direxion Daily Agribusiness Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 29.3%
Investment Companies - 29.3%
14,351	Market Vectors® Agribusiness ETF	$712,240

	TOTAL INVESTMENT COMPANIES (Cost $760,329)	$712,240

SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
600,000	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	600,000
290,012	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	290,012

	TOTAL SHORT TERM INVESTMENTS (Cost $890,012)	$890,012

	TOTAL INVESTMENTS (Cost $1,650,341) - 65.9% (b)	$1,602,252
	Other Assets in Excess of Liabilities - 34.1%	829,861

	TOTAL NET ASSETS - 100.0%	$2,432,113

Percentages are stated as a percent of net assets.

ETF - Exchange- Traded Fund

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,602,252.

Direxion Daily Agribusiness Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Market Vectors® Agribusiness ETF	18,715	$932,811	(0.203%)	4/26/2013	$(3,946)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	113,948	5,517,229	0.047%	7/23/2013	160,780

			$6,450,040			$156,834

Direxion Daily Agribusiness Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
300,231	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$300,231
810,013	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	810,013

	TOTAL SHORT TERM INVESTMENTS (Cost $1,110,244)	$1,110,244

	TOTAL INVESTMENTS (Cost $1,110,244) - 98.7% (b)	$1,110,244
	Other Assets in Excess of Liabilities - 1.3%	15,100

	TOTAL NET ASSETS - 100.0%	$1,125,344

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,110,244.

Direxion Daily Agribusiness Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation Depreciation
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	12,260	$601,243	(1.553%)	9/10/2012	$(7,360)
Merrill Lynch International	Market Vectors® Agribusiness ETF	55,765	2,914,741	(2.003%)	12/27/2012	124,702

			$3,515,984			$117,342

ETF – Exchange-Traded Fund.

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.4%
Investment Companies - 20.4%
13,851	Materials Select Sector SPDR Trust	$482,569

	TOTAL INVESTMENT COMPANIES (Cost $497,754)	$482,569

SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%
1,356,529	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	1,356,529

	TOTAL SHORT TERM INVESTMENTS (Cost $1,356,529)	$1,356,529

	TOTAL INVESTMENTS (Cost $1,854,283) - 77.6% (b)	$1,839,098
	Other Assets in Excess of Liabilities - 22.4%	530,900

	TOTAL NET ASSETS - 100.0%	$2,369,998

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,839,098.

Direxion Daily Basic Materials Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	24,025	$844,382	0.547%	8/30/2013	$(7,344)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	166,200	5,262,210	0.347%	6/17/2016	606,291

			$6,106,592			$598,947

Direxion Daily Basic Materials Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.1%
Money Market Funds - 76.1%
991,259	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$991,259

	TOTAL SHORT TERM INVESTMENTS (Cost $991,259)	$991,259

	TOTAL INVESTMENTS (Cost $991,259) - 76.1% (b)	$991,259
	Other Assets in Excess of Liabilities - 23.9%	311,056

	TOTAL NET ASSETS - 100.0%	$1,302,315

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $991,259.

Direxion Daily Basic Materials Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	15,334	$530,670	(0.053%)	8/16/2013	$(3,569)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	96,809	3,695,136	(0.103%)	6/17/2016	237,042

			$4,225,806			$233,473

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 50.2%
Investment Companies - 50.2%
2,973,311	Market Vectors® Gold Miners ETF	$127,198,245

	TOTAL INVESTMENT COMPANIES (Cost $128,926,868)	$127,198,245

SHORT TERM INVESTMENTS - 41.5%
Money Market Funds - 41.5%
99,334,020	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	99,334,020
5,721,208	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,721,208

	TOTAL SHORT TERM INVESTMENTS (Cost $105,055,228)	$105,055,228

	TOTAL INVESTMENTS (Cost $233,982,096) - 91.7% (b)	$232,253,473
	Other Assets in Excess of Liabilities - 8.3%	21,117,154

	TOTAL NET ASSETS - 100.0%	$253,370,627

Percentages are stated as a percent of net assets.

ETF -	Exchange-Traded Fund.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $232,253,473.

Direxion Daily Gold Miners Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	6,959,562	$315,942,149	(0.133%)	7/8/2013	$(18,103,169)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	223,690	9,387,590	0.497%	7/19/2013	181,091
BNP Paribas	Market Vectors® Gold Miners ETF	1,402,553	64,236,491	0.497%	1/16/2014	(4,264,234)
BNP Paribas	Market Vectors® Gold Miners ETF	2,731,660	116,351,506	0.497%	3/20/2014	501,216
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	3,477,575	154,312,741	0.347%	12/10/2015	(5,604,463)

			$660,230,477			$(27,289,559)

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 58.3%
Money Market Funds - 58.3%
11,883,593	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$11,883,593
40,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	40,000

	TOTAL SHORT TERM INVESTMENTS (Cost $11,923,593)	$11,923,593

	TOTAL INVESTMENTS (Cost $11,923,593) - 58.3% (b)	$11,923,593
	Other Assets in Excess of Liabilities - 41.7%	8,532,550

	TOTAL NET ASSETS - 100.0%	$20,456,143

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as as collateral for swap contracts. Total value of securities segregated amounted to $11,923,593.

Direxion Daily Gold Miners Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	133,714	$7,313,120	(0.683%)	7/8/2013	$1,572,091
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	280,665	12,004,447	0.047%	7/16/2013	(2,401)
BNP Paribas	Market Vectors® Gold Miners ETF	441,285	19,488,450	(0.253%)	1/16/2014	606,721
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	579,018	26,448,167	(0.253%)	12/10/2015	1,667,441

			$65,254,184			$3,843,852

ETF – Exchange-Traded Fund.

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 23.7%
Investment Companies - 23.7%
29,000	Health Care Select Sector SPDR Fund	$1,113,310

	TOTAL INVESTMENT COMPANIES (Cost $1,048,174)	$1,113,310

SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 36.3%
541,515	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	541,515
1,160,006	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,160,006

	TOTAL SHORT TERM INVESTMENTS (Cost $1,701,521)	$1,701,521

	TOTAL INVESTMENTS (Cost $2,749,695) - 60.0% (b)	$2,814,831
	Other Assets in Excess of Liabilities - 40.0%	1,879,540

	TOTAL NET ASSETS - 100.0%	$4,694,371

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,814,831.

Direxion Daily Healthcare Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Merrill Lynch International	Health Care Select Sector SPDR Fund	114,707	$4,342,470	0.597%	5/29/2013	$62,610
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	223,139	7,225,542	0.547%	8/16/2013	1,456,978

			$11,568,012			$1,519,588

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.0%
Money Market Funds - 77.0%
1,380,000	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$1,380,000
240,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	240,007

	TOTAL SHORT TERM INVESTMENTS (Cost $1,620,007)	$1,620,007

	TOTAL INVESTMENTS (Cost $1,620,007) - 77.0% (b)	$1,620,007
	Other Assets in Excess of Liabilities - 23.0%	483,849

	TOTAL NET ASSETS - 100.0%	$2,103,856

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,620,007.

Direxion Daily Healthcare Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Merrill Lynch International	Health Care Select Sector SPDR Fund	30,659	$1,164,225	(0.153%)	2/26/2013	$(12,789)
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	133,749	4,687,605	(0.053%)	8/16/2013	(553,255)

			$5,851,830			$(566,044)

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 23.0%
Gas Utilities - 0.7%
8,563	Questar Corp.	$174,257

Oil, Gas & Consumable Fuels - 22.3%
2,717	Anadarko Petroleum Corp.	188,668
2,088	Apache Corp.	179,819
9,965	Bill Barrett Corp.*	209,863
5,257	Cabot Oil & Gas Corp.	221,793
5,478	Cenovus Energy, Inc.	167,134
9,444	Chesapeake Energy Corp.	177,736
3,511	Cimarex Energy Co.	199,039
12,003	Comstock Resources, Inc.*	194,209
2,953	Devon Energy Corp.	174,581
8,546	Encana Corp.	190,149
1,848	EOG Resources, Inc.	181,122
3,758	EQT Corp.	211,951
26,676	EXCO Resources, Inc.	187,799
22,033	Forest Oil Corp.*	150,926
41,684	Magnum Hunter Resources Corp.*	158,399
5,940	Newfield Exploration Co.*	181,348
2,040	Noble Energy, Inc.	178,357
32,174	Penn Virginia Corp.	215,566
33,480	PetroQuest Energy, Inc.*	184,475
6,596	QEP Resources, Inc.	198,078
48,442	Quicksilver Resources, Inc.*	218,958
3,064	Range Resources Corp.	191,806
27,354	SandRidge Energy, Inc.*	186,554
3,521	SM Energy Co.	165,804
6,401	Southwestern Energy Co.*	212,833
7,620	Statoil ASA ADR	181,280
7,322	Stone Energy Corp.*	192,276
16,455	Talisman Energy, Inc.	203,548
9,303	Ultra Petroleum Corp.*	221,039

		5,525,110

	TOTAL COMMON STOCKS (Cost $5,738,137)	$5,699,367

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
8,941,784	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	8,941,784
3,990,134	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,990,134

	TOTAL SHORT TERM INVESTMENTS (Cost $12,931,918)	$12,931,918

	TOTAL INVESTMENTS (Cost $18,670,055) - 75.2% (b)	$18,631,285
	Other Assets in Excess of Liabilities - 24.8%	6,128,515

	TOTAL NET ASSETS - 100.0%	$24,759,800

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,631,285.

Direxion Daily Natural Gas Related Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	145,380	$14,243,759	(0.053%)	5/31/2013	$257,808
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	419,935	42,103,303	(0.003%)	8/23/2013	(217,986)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	122,293	13,647,334	0.397%	7/17/2015	(1,419,402)

			$69,994,396			$(1,379,580)

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
1,873,890	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$1,873,890
710,042	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	710,042

	TOTAL SHORT TERM INVESTMENTS (Cost $2,583,932)	$2,583,932

	TOTAL INVESTMENTS (Cost $2,583,932) - 72.5% (b)	$2,583,932
	Other Assets in Excess of Liabilities - 27.5%	977,761

	TOTAL NET ASSETS - 100.0%	$3,561,693

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,583,932.

Direxion Daily Natural Gas Related Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	27,789	$2,703,818	(0.453%)	9/20/2012	$(68,143)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	65,357	6,510,023	(0.503%)	7/08/2013	(12,497)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	13,985	1,589,843	(0.203%)	12/05/2015	187,076

			$10,803,684			$106,436

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 51.0%
Food & Staples Retailing - 12.5%
1,553	Costco Wholesale Corp.	$149,368
6,059	Wal-Mart Stores, Inc.	450,971

		600,339

Internet & Catalog Retail - 7.3%
1,297	Amazon.com, Inc.*	302,590
2,003	Liberty Interactive Corp. Class A*	37,516
199	Netflix, Inc.*	11,313

		351,419

Multiline Retail - 8.5%
237	Big Lots, Inc.*	9,601
106	Dillard’s, Inc. Class A	6,914
662	Dollar General Corp.*	33,769
832	Dollar Tree, Inc.*	41,883
347	Family Dollar Stores, Inc.	22,930
572	J.C. Penney Co., Inc.	12,876
872	Kohl’s Corp.	43,356
1,486	Macy’s, Inc.	53,258
564	Nordstrom, Inc.	30,535
130	Sears Holdings Corp.*	6,434
2,370	Target Corp.	143,740

		405,296

Personal Products - 0.2%
203	Nu Skin Enterprises, Inc. Class A	10,355

Specialty Retail - 22.5%
273	Aaron’s, Inc.	8,007
304	Abercrombie & Fitch Co. Class A	10,275
264	Advance Auto Parts, Inc.	18,520
703	American Eagle Outfitters, Inc.	14,636
440	Ascena Retail Group, Inc.*	8,070
126	AutoNation, Inc.*	4,968
136	AutoZone, Inc.*	51,031
833	Bed Bath & Beyond, Inc.*	50,771
965	Best Buy Co., Inc.	17,457
818	CarMax, Inc.*	22,765
601	Chico’s FAS, Inc.	9,207
333	Dick’s Sporting Goods, Inc.	16,357
118	DSW, Inc. Class A	6,976
545	Foot Locker, Inc.	17,996
473	GameStop Corp. Class A	7,577
1,086	Gap, Inc.	32,026
5,487	Home Depot, Inc.	286,312
865	Limited Brands, Inc.	41,131
4,298	Lowe’s Cos., Inc.	109,040
452	O’Reilly Automotive, Inc.*	38,755
389	PetSmart, Inc.	25,717
812	Ross Stores, Inc.	53,949
555	Sally Beauty Holdings, Inc.*	14,663
2,471	Staples, Inc.	31,481
2,656	TJX Cos., Inc.	117,608
258	Tractor Supply Co.	23,444
225	Ulta Salon, Cosmetics & Fragrance, Inc.	19,098
382	Urban Outfitters, Inc.*	11,670

Shares		Value
Specialty Retail - (continued)
317	Williams-Sonoma, Inc.	$11,016

		1,080,523

	TOTAL COMMON STOCKS (Cost $2,197,984)	$2,447,932

PREFERRED STOCKS - 0.0%†
Specialty Retail - 0.0%†
3	Orchard Supply Hardware Stores Corp. PFD 0.00% Series A**	5

	TOTAL PREFERRED SHARES (Cost $1)	$5

SHORT TERM INVESTMENTS - 40.8%
Money Market Funds - 40.8%
865,272	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	865,272
1,090,061	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,090,061

	TOTAL SHORT TERM INVESTMENTS (Cost $1,955,333)	$1,955,333

	TOTAL INVESTMENTS (Cost $4,153,318) - 91.8% (b)	$4,403,270
	Other Assets in Excess of Liabilities - 8.2%	394,277

	TOTAL NET ASSETS - 100.0%	$4,797,547

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(**)	Perpetual security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,403,270.

Direxion Daily Retail Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell 1000® Retail Index	3,370	$5,297,875	0.447%	2/20/2013	$75,547
Credit Suisse Capital, LLC	Russell 1000® Retail Index	1,689	2,280,580	0.397%	7/15/2013	427,982
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	0.397%	8/07/2015	1,051,969

			$10,445,024			$1,555,498

Direxion Daily Retail Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 65.6%
Money Market Funds - 65.6%
1,728,515	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$1,728,515

	TOTAL SHORT TERM INVESTMENTS (Cost $1,728,515)	$1,728,515

	TOTAL INVESTMENTS (Cost $1,728,515) - 65.6% (b)	$1,728,515
	Other Assets in Excess of Liabilities - 34.4%	907,922

	TOTAL NET ASSETS - 100.0%	$2,636,437

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,728,515.

Direxion Daily Retail Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	3,585	$5,563,335	(0.003%)	7/15/2013	$(155,415)
Deutsche Bank AG London	Russell 1000® Retail Index	1,376	2,090,254	(0.203%)	7/17/2015	(108,885)

			$7,653,589			$(264,300)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 13.0%
Communications Equipment - 0.1%
3,956	InterDigital, Inc.	$107,999

Computers & Peripherals - 0.7%
14,529	SanDisk Corp.*	597,578

Semiconductors & Semiconductor Equipment - 12.2%
62,526	Advanced Micro Devices, Inc.*	253,856
14,223	Altera Corp.	504,205
89,430	Applied Materials, Inc.	973,893
14,363	Avago Technologies Ltd.	531,431
29,381	Broadcom Corp. Class A*	995,428
5,745	Cirrus Logic, Inc.*	211,244
10,354	Cree, Inc.*	247,978
2,813	Hittite Microwave Corp.*	142,535
36,780	Intel Corp.	945,246
10,373	KLA-Tencor Corp.	528,089
10,722	Lam Research Corp.*	368,944
16,371	Linear Technology Corp.	527,965
37,929	Marvell Technology Group Ltd.	427,081
3,612	Mellanox Technologies Ltd.*	378,754
20,575	MEMC Electronic Materials, Inc.*	39,504
81,368	Micron Technology, Inc.*	505,295
4,678	MKS Instruments, Inc.	123,499
38,227	NVIDIA Corp.*	517,594
22,446	NXP Semiconductor NV*	507,055
2,525	Power Integrations, Inc.	88,981
2,011	Rubicon Technology, Inc.*	20,211
3,680	Spreadtrum Communications, Inc. ADR	66,534
7,968	STMicroelectronics NV	42,708
69,223	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	967,045
16,641	Teradyne, Inc.*	244,789
33,367	Texas Instruments, Inc.	908,917
3,466	Veeco Instruments, Inc.*	123,771
14,867	Xilinx, Inc.	481,691

		11,674,243

	TOTAL COMMON STOCKS (Cost $12,581,614)	$12,379,820

Shares		Value
SHORT TERM INVESTMENTS - 50.2%
Money Market Funds - 50.2%
29,992,784	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$29,992,784
17,980,510	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	17,980,510

	TOTAL SHORT TERM INVESTMENTS (Cost $47,973,294)	$47,973,294

	TOTAL INVESTMENTS (Cost $60,554,908) - 63.2% (b)	$60,353,114
	Other Assets in Excess of Liabilities - 36.8%	35,199,681

	TOTAL NET ASSETS - 100.0%	$95,552,795

Percentages are stated as a percent of net assets.

ADR –	American Depositary Receipts.
(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,353,114.

Direxion Daily Semiconductor Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	183,277	$68,845,547	0.197%	10/1/2012	$1,593,137
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	363,910	133,016,853	0.247%	10/15/2012	7,041,649
Deutsche Bank AG London	PHLX Semiconductor Sector Index	167,611	62,958,908	0.247%	3/11/2015	1,517,783

			$264,821,308			$10,152,569

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 65.2%
Money Market Funds - 65.2%
10,079,526	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$10,079,526
5,750,195	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,750,195

	TOTAL SHORT TERM INVESTMENTS (Cost $15,829,721)	$15,829,721

	TOTAL INVESTMENTS (Cost $15,829,721) - 65.2% (b)	$15,829,721
	Other Assets in Excess of Liabilities - 34.8%	8,460,618

	TOTAL NET ASSETS - 100.0%	$24,290,339

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,829,721.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	52,287	$18,892,728	(0.153%)	9/11/2012	$(1,184,097)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	76,122	28,154,844	(0.153%)	10/15/2012	(1,129,598)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	61,509	22,993,475	(0.153%)	3/11/2015	(615,299)

			$70,041,047			$(2,928,994)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.8%
Investment Companies - 7.8%
376,950	Energy Select Sector SPDR Fund	$26,254,568

	TOTAL INVESTMENT COMPANIES (Cost $26,404,016)	$26,254,568

SHORT TERM INVESTMENTS - 52.7%
Money Market Funds - 52.7%
153,804,834	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	153,804,834
23,673,575	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	23,673,575

	TOTAL SHORT TERM INVESTMENTS (Cost $177,478,409)	$177,478,409

	TOTAL INVESTMENTS (Cost $203,882,425) - 60.5% (b)	$203,732,977
	Other Assets in Excess of Liabilities - 39.5%	133,247,754

	TOTAL NET ASSETS - 100.0%	$336,980,731

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $203,732,977.

Direxion Daily Energy Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Energy Select Sector Index	698,340	$456,160,453	0.547%	6/10/2013	$31,450,171
Morgan Stanley Capital Services	Energy Select Sector Index	123,895	82,258,998	0.497%	7/30/2013	4,239,550
Citibank N.A.	Energy Select Sector Index	125,288	81,036,278	0.497%	12/30/2013	6,445,677
BNP Paribas	Energy Select Sector Index	42,751	28,889,376	0.497%	1/16/2014	962,745
Deutsche Bank AG London	Energy Select Sector Index	420,656	272,080,301	0.497%	12/16/14	21,641,440

			$920,425,406			$64,739,583

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.6%
Money Market Funds - 76.6%
54,662,459	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$54,662,459
6,671,362	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,671,362

	TOTAL SHORT TERM INVESTMENTS (Cost $61,333,821)	$61,333,821

	TOTAL INVESTMENTS (Cost $61,333,821) - 76.6% (b)	$61,333,821
	Other Assets in Excess of Liabilities - 23.4%	18,706,205

	TOTAL NET ASSETS - 100.0%	$80,040,026

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,333,821.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	Energy Select Sector Index	48,194	$32,693,011	(0.003%)	7/30/2013	$(955,004)
Credit Suisse Capital, LLC	Energy Select Sector Index	106,575	70,651,577	0.047%	8/12/2013	(3,781,885)
Citibank N.A.	Energy Select Sector Index	7,831	5,065,091	(0.353%)	12/30/2013	(406,827)
BNP Paribas	Energy Select Sector Index	78,817	51,579,457	(0.453%)	1/16/2014	(3,497,920)
Deutsche Bank AG London	Energy Select Sector Index	102,656	69,219,715	(0.253%)	9/23/2015	(2,465,448)

			$229,208,851			$(11,107,084)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 11.0%
Capital Markets - 1.2%
2,810	Affiliated Managers Group, Inc.*	$313,568
18,200	American Capital Ltd.*	181,272
11,963	Ameriprise Financial, Inc.	618,726
12,141	Ares Capital Corp.	201,905
65,265	Bank of New York Mellon Corp.	1,388,839
6,969	BlackRock, Inc.	1,186,542
58,793	Charles Schwab Corp.	742,556
15,633	E*TRADE Financial Corp.*	119,280
6,319	Eaton Vance Corp.	167,643
5,022	Federated Investors, Inc. Class B	100,992
7,618	Franklin Resources, Inc.	875,689
26,915	Goldman Sachs Group, Inc.	2,715,723
24,526	Invesco Ltd.	542,760
10,315	Janus Capital Group, Inc.	74,577
7,741	Jefferies Group, Inc.	97,072
6,256	Lazard Ltd. Class A	167,974
7,726	Legg Mason, Inc.	189,442
2,761	LPL Financial Holdings, Inc.	77,363
84,306	Morgan Stanley	1,151,620
11,797	Northern Trust Corp.	535,584
6,222	Raymond James Financial, Inc.	209,184
7,511	SEI Investments Co.	159,083
26,736	State Street Corp.	1,079,600
13,959	T. Rowe Price Group, Inc.	848,009
12,692	TD Ameritrade Holding Corp.	202,057
4,724	Waddell & Reed Financial, Inc. Class A	137,421

		14,084,481

Commercial Banks - 1.9%
9,518	Associated Banc-Corp	118,880
2,491	Bank of Hawaii Corp.	116,355
38,229	BB&T Corp.	1,199,244
1,409	BOK Financial Corp.	79,594
12,698	CapitalSource, Inc.	83,172
10,989	CIT Group, Inc.*	401,318
2,552	City National Corp.	125,763
10,762	Comerica, Inc.	325,120
4,109	Commerce Bancshares, Inc.	161,812
2,915	Cullen/Frost Bankers, Inc.	161,229
7,911	East West Bancorp, Inc.	172,460
50,345	Fifth Third Bancorp	695,768
278	First Citizens BancShares, Inc. Class A	45,673
13,826	First Horizon National Corp.	113,788
19,297	First Niagara Financial Group, Inc.	146,271
5,581	First Republic Bank	181,550
10,987	Fulton Financial Corp.	100,971
47,315	Huntington Bancshares, Inc.	294,063
52,155	KeyCorp	416,197

Shares		Value
Commercial Banks - (continued)
6,925	M&T Bank Corp.	$594,442
28,935	PNC Financial Services Group, Inc.	1,710,058
5,620	Popular, Inc.*	84,695
77,287	Regions Financial Corp.	537,917
2,660	Signature Bank*	171,570
29,448	SunTrust Banks, Inc.	696,445
2,419	SVB Financial Group*	139,842
43,041	Synovus Financial Corp.	81,778
8,874	TCF Financial Corp.	91,668
103,649	U.S. Bancorp	3,472,241
10,793	Valley National Bancorp	100,375
268,094	Wells Fargo & Co.	9,064,258
10,079	Zions Bancorporation	183,438

		21,867,955

Consumer Finance - 0.5%
54,790	American Express Co.	3,161,931
31,756	Capital One Financial Corp.	1,793,897
29,019	Discover Financial Services	1,043,523
26,689	SLM Corp.	426,757

		6,426,108

Diversified Financial Services - 1.6%
589,694	Bank of America Corp.	4,328,354
4,785	CBOE Holdings, Inc.	136,372
160,446	Citigroup, Inc.	4,352,900
18,184	CME Group, Inc.	947,568
2,179	Interactive Brokers Group, Inc. Class A	30,179
3,981	IntercontinentalExchange, Inc.*	522,387
208,299	JPMorgan Chase & Co.	7,498,764
10,800	Leucadia National Corp.	234,144
10,734	Moody’s Corp.	435,049
6,651	MSCI, Inc.*	220,481
6,373	NASDAQ OMX Group, Inc.	144,667
13,899	NYSE Euronext	354,147

		19,205,012

Insurance - 2.5%
18,533	ACE Ltd.	1,362,176
25,588	Aflac, Inc.	1,120,243
926	Alleghany Corp.*	320,220
1,989	Allied World Assurance Co. Holdings AG	150,030
26,841	Allstate Corp.	920,646
4,676	American Financial Group, Inc.	176,332
35,278	American International Group, Inc.*	1,103,143
394	American National Insurance Co.	27,749
17,862	Aon PLC	878,810
7,412	Arch Capital Group Ltd.*	287,586
6,486	Arthur J. Gallagher & Co.	230,123
3,913	Aspen Insurance Holdings Ltd.	112,460
4,692	Assurant, Inc.	169,897

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Insurance - (continued)
8,822	Assured Guaranty Ltd.	$105,688
5,990	Axis Capital Holdings Ltd.	196,831
97,448	Berkshire Hathaway, Inc. Class B*	8,267,488
6,398	Brown & Brown, Inc.	161,486
14,772	Chubb Corp.	1,073,777
7,989	Cincinnati Financial Corp.	302,304
1,444	CNA Financial Corp.	37,703
2,374	Endurance Specialty Holdings Ltd.	82,307
1,413	Erie Indemnity Co. Class A	100,733
2,886	Everest Re Group Ltd.	293,506
12,192	Fidelity National Financial, Inc. Class A	227,015
26,895	Genworth Financial, Inc. Class A*	135,551
2,464	Hanover Insurance Group, Inc.	86,412
24,124	Hartford Financial Services Group, Inc.	396,840
5,538	HCC Insurance Holdings, Inc.	169,684
2,696	Kemper Corp.	88,213
15,618	Lincoln National Corp.	313,141
17,068	Loews Corp.	675,722
528	Markel Corp.*	228,128
29,892	Marsh & McLennan Cos., Inc.	992,713
7,742	MBIA, Inc.*	73,936
1,465	Mercury General Corp.	53,062
46,549	MetLife, Inc.	1,432,313
14,197	Old Republic International Corp.	114,428
3,532	PartnerRe Ltd.	255,858
16,423	Principal Financial Group, Inc.	420,265
1,677	ProAssurance Corp.	150,209
33,442	Progressive Corp.	660,145
4,433	Protective Life Corp.	123,725
25,561	Prudential Financial, Inc.	1,234,085
4,033	Reinsurance Group of America, Inc.	224,517
2,832	RenaissanceRe Holdings Ltd.	209,540
2,428	StanCorp Financial Group, Inc.	72,257
5,387	Torchmark Corp.	268,003
21,288	Travelers Cos., Inc.	1,333,693
15,641	Unum Group	295,459
5,087	Validus Holdings Ltd.	165,480
6,070	W.R. Berkley Corp.	222,344
325	White Mountains Insurance Group Ltd.	165,942
17,056	XL Group PLC	352,206

		28,622,124

IT Services - 0.8%
2,755	Alliance Data Systems Corp.*	358,150

Shares		Value
IT Services - (continued)
6,834	Broadridge Financial Solutions, Inc.	$144,676
5,845	CoreLogic, Inc.*	134,435
13,728	Fidelity National Information Services, Inc.	431,608
7,468	Fiserv, Inc.*	523,731
2,664	FleetCor Technologies, Inc.*	98,355
4,299	Global Payments, Inc.	184,083
4,777	Jack Henry & Associates, Inc.	165,905
4,625	Lender Processing Services, Inc.	114,099
5,933	MasterCard, Inc. Class A	2,590,170
8,867	Total System Services, Inc.	209,705
2,158	Vantiv, Inc. Class A*	48,684
28,595	Visa, Inc. Class A	3,690,757
33,540	Western Union Co.	584,602

		9,278,960

Media - 0.1%
1,313	Morningstar, Inc.	76,246
20,314	Thomson Reuters Corp.	575,089

		651,335

Professional Services - 0.0%†
2,619	Dun & Bradstreet Corp.	210,018
6,587	Equifax, Inc.	308,535

		518,553

Real Estate Investment Trusts - 2.2%
3,397	Alexandria Real Estate Equities, Inc.	249,612
5,021	American Campus Communities, Inc.	239,301
18,692	American Capital Agency Corp.	656,837
21,591	American Tower Corp.	1,561,245
53,330	Annaly Capital Management, Inc.	929,542
7,852	Apartment Investment & Management Co. Class A	215,380
5,218	AvalonBay Communities, Inc.	767,516
8,436	BioMed Realty Trust, Inc.	158,597
8,198	Boston Properties, Inc.	909,158
7,840	Brandywine Realty Trust	93,139
4,197	BRE Properties, Inc.	221,098
4,393	Camden Property Trust	313,265
8,132	CBL & Associates Properties, Inc.	160,444
56,212	Chimera Investment Corp.	121,418
4,581	CommonWealth REIT	83,557
3,942	Corporate Office Properties Trust	87,749
12,063	DDR Corp.	181,427
6,663	Digital Realty Trust, Inc.	520,180
7,641	Douglas Emmett, Inc.	179,640
14,580	Duke Realty Corp.	210,827

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
Real Estate Investment Trusts - (continued)
2,260	Equity Lifestyle Properties, Inc.	$162,539
16,450	Equity Residential	1,041,449
1,927	Essex Property Trust, Inc.	303,233
5,683	Extra Space Storage, Inc.	186,061
3,497	Federal Realty Investment Trust	379,984
28,893	General Growth Properties, Inc.	523,541
5,350	Hatteras Financial Corp.	156,487
22,955	HCP, Inc.	1,083,706
11,700	Health Care REIT, Inc.	728,091
2,663	Home Properties, Inc.	174,719
6,761	Hospitality Properties Trust	164,089
39,351	Host Hotels & Resorts, Inc.	577,673
3,740	Kilroy Realty Corp.	177,052
22,267	Kimco Realty Corp.	433,984
5,668	Liberty Property Trust	205,692
7,254	Macerich Co.	423,706
4,805	Mack-Cali Realty Corp.	128,726
19,532	MFA Financial, Inc.	157,819
2,240	Mid-America Apartment Communities, Inc.	155,075
5,856	National Retail Properties, Inc.	172,752
9,452	Piedmont Office Realty Trust, Inc. Class A	161,251
8,837	Plum Creek Timber Co, Inc.	358,694
2,960	Post Properties, Inc.	152,884
25,193	Prologis, Inc.	814,490
7,807	Public Storage	1,162,853
6,700	Rayonier, Inc.	319,523
7,300	Realty, Income Corp.	300,760
4,921	Regency Centers Corp.	235,470
4,655	Retail Properties of America, Inc. Class A	46,410
9,657	Senior Housing Properties Trust	219,697
16,591	Simon Property Group, Inc.	2,662,690
4,905	SL Green Realty Corp.	386,269
5,069	Tanger Factory Outlet Centers, Inc.	163,222
3,216	Taubman Centers, Inc.	249,304
13,536	UDR, Inc.	360,193
15,816	Ventas, Inc.	1,063,626
10,158	Vornado Realty Trust	848,193
6,632	Weingarten Realty Investors	178,268
29,409	Weyerhaeuser Co.	686,700

		25,566,807

Real Estate Management & Development - 0.1%
17,951	CBRE Group, Inc. Class A*	279,676
7,757	Forest City Enterprises, Inc. Class A*	109,451
1,501	Howard Hughes Corp.*	92,507
2,394	Jones Lang LaSalle, Inc.	159,656

Shares		Value
Real Estate Management & Development - (continued)
3,570	St. Joe Co.*	$60,440

		701,730

Software—0.0%†
2,458	FactSet Research Systems, Inc.	228,496

Thrifts & Mortgage Finance - 0.1%
1,903	BankUnited, Inc.	46,357
8,974	Capitol Federal Financial, Inc.	105,175
28,899	Hudson City Bancorp, Inc.	183,509
24,029	New York Community Bancorp, Inc.	311,896
19,476	People’s United Financial, Inc.	223,195
4,395	TFS Financial Corp.*	41,357
5,848	Washington Federal, Inc.	93,159

		1,004,648

	TOTAL COMMON STOCKS (Cost $132,282,359)	$128,156,209

SHORT TERM INVESTMENTS - 60.8%
Money Market Funds - 60.8%
463,662,539	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	463,662,539
205,060,566	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	205,060,566
39,333,206	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	39,333,206

	TOTAL SHORT TERM INVESTMENTS (Cost $708,056,311)	$708,056,311

	TOTAL INVESTMENTS (Cost $840,338,670) - 71.8% (b)	$836,212,520
	Other Assets in Excess of Liabilities - 28.2%	327,716,876

	TOTAL NET ASSETS - 100.0%	$1,163,929,396

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $836,212,520.

Direxion Daily Financial Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	224,300	$174,795,191	0.847%	5/22/2013	$8,926,550
Citibank N.A.	Russell 1000® Financial Services Index	341,300	257,482,881	0.947%	6/28/2013	22,051,297
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	1,305,390	945,162,887	0.527%	7/23/2013	127,917,352
BNP Paribas	Russell 1000® Financial Services Index	217,600	182,050,715	0.497%	9/19/2013	(3,864,977)
Merrill Lynch International	Russell 1000® Financial Services Index	924,280	770,502,191	0.547%	9/26/2013	(15,633,076)
BNP Paribas	Russell 1000® Financial Services Index	150,100	129,553,175	0.497%	11/21/2013	(6,696,919)
BNP Paribas	Russell 1000® Financial Services Index	149,700	114,315,223	0.497%	12/19/2013	7,895,528
BNP Paribas	Russell 1000® Financial Services Index	102,700	83,104,794	0.497%	1/16/2014	627,089
Deutsche Bank AG London	Russell 1000® Financial Services Index	716,400	574,861,287	0.447%	7/17/2014	9,002,461

			$3,231,828,344			$150,225,305

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 72.1%
Money Market Funds - 72.1%
430,308,261	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$430,308,261
93,330,229	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	93,330,229
21,990,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	21,990,000

	TOTAL SHORT TERM INVESTMENTS (Cost $545,628,490)	$545,628,490

	TOTAL INVESTMENTS (Cost $545,628,490) 72.1% (b)	$545,628,490
	Other Assets in Excess of Liabilities - 27.9%	210,758,045

	TOTAL NET ASSETS - 100.0%	$756,386,535

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $545,628,490.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	921,520	$740,242,279	(0.303%)	12/21/2012	$(15,365,653)
Citibank N.A.	Russell 1000® Financial Services Index	145,500	107,990,772	(0.703%)	6/28/2013	(11,738,797)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	100,000	79,959,005	(0.353%)	8/21/2013	(1,487,819)
BNP Paribas	Russell 1000® Financial Services Index	131,900	105,421,493	(0.553%)	9/19/2013	(3,146,051)
Merrill Lynch International	Russell 1000® Financial Services Index	452,660	373,308,567	(0.503%)	9/26/2013	3,284,587
BNP Paribas	Russell 1000® Financial Services Index	155,500	131,632,665	(0.553%)	11/21/2013	3,874,277
BNP Paribas	Russell 1000® Financial Services Index	249,300	194,788,380	(0.553%)	12/19/2013	(9,100,149)
Deutsche Bank AG London	Russell 1000® Financial Services Index	631,000	510,589,661	(0.253%)	8/21/2017	(3,393,012)

			$2,243,932,822			$(37,072,617)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 18.6%
Investment Companies - 18.6%
282,595	Vanguard REIT ETF	$18,860,390

	TOTAL INVESTMENT COMPANIES (Cost $18,656,602)	$18,860,390

SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
48,173,203	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	48,173,203
2,531,018	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,531,018

	TOTAL SHORT TERM INVESTMENTS (Cost $50,704,221)	$50,704,221

	TOTAL INVESTMENTS (Cost $69,360,823) - 68.5% (b)	$69,564,611
	Other Assets in Excess of Liabilities - 31.5%	31,993,877

	TOTAL NET ASSETS - 100.0%	$101,558,488

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund.

REIT - Real Estate Investment Trust.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,564,611.

Direxion Daily Real Estate Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	MSCI US REIT IndexSM	12,283	$11,058,383	0.597%	5/7/2013	$200,893
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	93,410	69,106,340	0.497%	7/23/2013	18,257,747
BNP Paribas	MSCI US REIT IndexSM	36,752	32,375,061	0.497%	1/16/2014	1,369,496
BNP Paribas	MSCI US REIT IndexSM	51,018	46,394,374	0.497%	3/20/2014	341,966
Deutsche Bank AG London	MSCI US REIT IndexSM	118,666	85,373,715	0.447%	7/17/2014	25,778,717

			$244,307,873			$45,948,819

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.6%
Money Market Funds - 88.6%
10,702,473	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$10,702,473
3,880,015	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	3,880,015
3,481,273	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,481,273

	TOTAL SHORT TERM INVESTMENTS (Cost $18,063,761)	$18,063,761

	TOTAL INVESTMENTS (Cost $18,063,761) - 88.6% (b)	$18,063,761
	Other Assets in Excess of Liabilities - 11.4%	2,324,107

	TOTAL NET ASSETS - 100.0%	$20,387,868

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,063,761.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	9,493	$7,555,213	(0.703%)	8/23/2012	$(1,277,391)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	14,958	13,707,943	(0.503%)	8/14/2013	(2,508)
Merrill Lynch International	MSCI US REIT IndexSM	14,251	12,330,778	(0.653%)	9/26/2013	(880,048)
BNP Paribas	MSCI US REIT IndexSM	312	266,061	(0.703%)	12/19/2013	(20,960)
BNP Paribas	MSCI US REIT IndexSM	9,245	8,047,164	(0.703%)	1/16/2014	(454,516)
BNP Paribas	MSCI US REIT IndexSM	5,313	4,815,657	(0.703%)	3/20/2014	(53,706)
Deutsche Bank AG London	MSCI US REIT IndexSM	13,224	10,995,677	(0.653%)	7/17/2014	(1,198,101)

			$57,718,493			$(3,887,230)

REIT - Real Estate Investment Trust.

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.3%
Investment Companies - 28.3%
1,444,520	Technology Select Sector SPDR Fund	$42,266,655

	TOTAL INVESTMENT COMPANIES (Cost $40,374,334)	$42,266,655

SHORT TERM INVESTMENTS - 38.3%
Money Market Funds - 38.3%
55,283,561	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	55,283,561
2,018,524	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	2,018,524

	TOTAL SHORT TERM INVESTMENTS (Cost $57,302,085)	$57,302,085

	TOTAL INVESTMENTS (Cost $97,676,419) - 66.6%(b)	$99,568,740
	Other Assets in Excess of Liabilities - 33.4%	49,856,830

	TOTAL NET ASSETS - 100.0%	$149,425,570

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,568,740.

Direxion Daily Technology Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Technology Select Sector Index	675,431	$191,938,978	0.547%	5/20/2013	$6,374,095
BNP Paribas	Technology Select Sector Index	284,596	79,749,491	0.497%	1/16/2014	3,816,072
Merrill Lynch International	Technology Select Sector Index	28,681	8,036,990	0.747%	1/29/2014	382,733
Deutsche Bank AG London	Technology Select Sector Index	395,858	111,064,943	0.747%	5/10/2016	5,128,523

			$390,790,402			$15,701,423

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.0%
Money Market Funds - 75.0%
19,453,877	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$19,453,877
3,505,574	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% †† (a)	3,505,574

	TOTAL SHORT TERM INVESTMENTS (Cost $22,959,451)	$22,959,451

	TOTAL INVESTMENTS (Cost $22,959,451) - 75.0% (b)	$22,959,451
	Other Assets in Excess of Liabilities - 25.0%	7,649,559

	TOTAL NET ASSETS - 100.0%	$30,609,010

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,959,451.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Technology Select Sector Index	117,751	$33,370,954	(0.003%)	12/10/2012	$(1,216,015)
BNP Paribas	Technology Select Sector Index	29,751	8,336,825	(0.453%)	1/16/2014	(406,183)
Merrill Lynch International	Technology Select Sector Index	42,597	11,936,531	(0.353%)	1/29/2014	(580,470)
Deutsche Bank AG London	Technology Select Sector Index	123,049	34,587,014	(0.253%)	6/30/2014	(1,550,471)

			$88,231,324			$(3,753,139)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%
1,566,023	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,566,023
880,053	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	880,053

	TOTAL SHORT TERM INVESTMENTS (Cost $2,446,076)	$2,446,076

	TOTAL INVESTMENTS (Cost $2,446,076) - 55.4% (b)	$2,446,076
	Other Assets in Excess of Liabilities - 44.6%	1,969,439

	TOTAL NET ASSETS - 100.0%	$4,415,515

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,446,076.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	35,785	$3,779,090	(0.103%)	2/12/2013	$159,357
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	35,740	3,819,656	(0.003%)	9/19/2013	99,451
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	49,691	4,975,129	(0.603%)	9/17/2015	583,637

			$12,573,875			$842,445

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.8%
Money Market Funds - 96.8%
48,464,478	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$48,464,478
1,570,842	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,570,842

	TOTAL SHORT TERM INVESTMENTS (Cost $50,035,320)	$50,035,320

	TOTAL INVESTMENTS (Cost $50,035,320) - 96.8% (b)	$50,035,320
	Other Assets in Excess of Liabilities - 3.2%	1,628,468

	TOTAL NET ASSETS - 100.0%	$51,663,788

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,035,320.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	51,987	$5,626,916	(0.603%)	2/12/2013	$(65,030)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	387,193	41,925,073	(0.503%)	9/19/2013	(463,926)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	979,123	94,528,433	(1.603%)	9/17/2015	(16,665,460)

			$142,080,422			$(17,194,416)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 40.3%
Investment Companies - 40.3%
81,324	iShares Barclays 20+ Year Treasury Bond Fund	$10,547,723

	TOTAL INVESTMENT COMPANIES (Cost $9,862,968)	$10,547,723

SHORT TERM INVESTMENTS - 35.8%
Money Market Funds - 35.8%
6,109,852	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	6,109,852
3,260,442	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,260,442

	TOTAL SHORT TERM INVESTMENTS (Cost $9,370,294)	$9,370,294

	TOTAL INVESTMENTS (Cost $19,233,262) - 76.1% (b)	$19,918,017
	Other Assets in Excess of Liabilities - 23.9%	6,246,656

	TOTAL NET ASSETS - 100.0%	$26,164,673

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,918,017.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Swap Equity Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	116,230	$14,464,957	(0.103%)	1/15/2013	$692,577
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	177,900	20,583,092	(0.003%)	9/19/2013	2,634,349
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	41,380	5,359,267	0.497%	12/19/2013	3,386
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	55,910	7,255,441	0.497%	3/20/2014	(5,416)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	132,455	17,150,337	(0.053%)	9/17/2015	30,684

			$64,813,094			$3,355,580

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.5%
Money Market Funds - 81.5%
199,766,397	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$199,766,397
31,786,535	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	31,786,535

	TOTAL SHORT TERM INVESTMENTS (Cost $231,552,932)	$231,552,932

	TOTAL INVESTMENTS (Cost $231,552,932) - 81.5% (b)	$231,552,932
	Other Assets in Excess of Liabilities - 18.5%	52,560,478

	TOTAL NET ASSETS - 100.0%	$284,113,410

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $231,552,932.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

July 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	703,310	$80,889,685	(0.603%)	5/10/2013	$(11,744,446)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	3,242,615	378,541,880	(0.503%)	9/19/2013	(47,434,561)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	647,520	72,070,359	(0.703%)	10/17/2013	(12,110,081)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	65,615	7,792,847	(0.703%)	11/21/2013	(730,281)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	102,900	13,352,114	(0.703%)	3/20/2014	2,071
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	1,809,700	230,671,720	(0.453%)	9/17/2015	(4,249,830)

			$783,318,605			$(76,267,128)

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows (Unaudited)*:

	Direxion All Cap Insider Sentiment Shares	Direxion Large Cap Insider Sentiment Shares	Direxion S&P 1500® DRRC Index Volatility Response Shares
Cost	$4,002,791	$3,902,929	$4,050,132
Gross Unrealized Appreciation	179,851	188,733	202,941
Gross Unrealized Depreciation	(161,313)	(128,801)	(39,323)

Net Unrealized Appreciation (Depreciation)	$18,538	$59,932	$163,618

	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost	$1,998,296	$3,575,298	$5,820,409
Gross Unrealized Appreciation	101,202	163,894	123,393
Gross Unrealized Depreciation	(17,011)	(30,479)	(430,623)

Net Unrealized Appreciation(Depreciation)	$84,191	$133,415	$(307,230)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Cost	$1,064,581	$451,149	$1,387,036
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(104,514)	(131,035)	(510,280)

Net Unrealized Appreciation (Depreciation)	$(104,514)	$(131,035)	$(510,280)

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily S&P 500 Bull 3X Shares	Direxion Daily S&P 500 Bear 3X Shares
Cost	$4,619,438	$199,624,409	$235,149,192
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(189,162)	(44,163,391)	(117,411,745)

Net Unrealized Appreciation (Depreciation)	$(189,162)	$(44,163,391)	$(117,411,745)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost	$42,531,446	$20,684,088	$874,203,009
Gross Unrealized Appreciation	252,555	—	—
Gross Unrealized Depreciation	(16,652,197)	(10,313,303)	(371,059,724)

Net Unrealized Appreciation (Depreciation)	$(16,399,642)	$(10,313,303)	$(371,059,724)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Cost	$1,049,475,387	$6,293,215	$2,791,896
Gross Unrealized Appreciation	—	96,485	—
Gross Unrealized Depreciation	(515,304,604)	(1,960,212)	(713,561)

Net Unrealized Appreciation (Depreciation)	$(515,304,604)	$(1,863,727)	$(713,561)

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares
Cost	$63,904,410	$15,894,913	$22,984,313
Gross Unrealized Appreciation	980,981	—	—
Gross Unrealized Depreciation	(29,060,320)	(5,218,674)	(9,402,038)

Net Unrealized Appreciation (Depreciation)	$(28,079,339)	$(5,218,674)	$(9,402,038)

	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Cost	$20,365,665	$428,351,429	$165,069,495
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(11,544,362)	(193,098,598)	(71,770,103)

Net Unrealized Appreciation (Depreciation)	$(11,544,362)	$(193,098,598)	$(71,770,103)

	Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares	Direxion Daily Latin America Bull 3X Shares
Cost	$22,347,385	$4,336,909	$43,870,871
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(4,637,109)	(696,665)	(21,886,757)

Net Unrealized Appreciation (Depreciation)	$(4,637,109)	$(696,665)	$(21,886,757)

	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Cost	$6,169,939	$20,742,031	$7,902,246
Gross Unrealized Appreciation	—	85,525	—
Gross Unrealized Depreciation	(3,219,674)	(2,804,826)	(1,068,172)

Net Unrealized Appreciation (Depreciation)	$(3,219,674)	$(2,719,301)	$(1,068,172)

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares
Cost	$3,309,022	$2,439,096	$2,960,620
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(1,706,770)	(1,328,852)	(1,121,522)

Net Unrealized Appreciation (Depreciation)	$(1,706,770)	$(1,328,852)	$(1,121,522)

	Direxion Daily Basic Materials Bear 3X Shares	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Cost	$1,573,298	$243,530,709	$12,656,322
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(582,039)	(11,277,236)	(732,729)

Net Unrealized Appreciation (Depreciation)	$(582,039)	$(11,277,236)	$(732,729)

	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Cost	$3,865,661	$2,378,916	$22,298,552
Gross Unrealized Appreciation	65,136	—	213,602
Gross Unrealized Depreciation	(1,115,966)	(758,909)	(3,880,869)

Net Unrealized Appreciation (Depreciation)	$(1,050,830)	$(758,909)	$(3,667,267)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
Cost	$3,563,732	$4,207,630	$2,570,104
Gross Unrealized Appreciation	—	298,716	—
Gross Unrealized Depreciation	(979,800)	(103,076)	(841,589)

Net Unrealized Appreciation (Depreciation)	$(979,800)	$195,640	$(841,589)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares
Cost	$91,688,009	$18,548,105	$288,393,614
Gross Unrealized Appreciation	414,553	—	—
Gross Unrealized Depreciation	(31,749,448)	(2,718,384)	(84,660,637)

Net Unrealized Appreciation (Depreciation)	$(31,334,895)	$(2,718,384)	$(84,660,637)

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Cost	$104,466,744	$1,707,012,032	$1,053,390,852
Gross Unrealized Appreciation	—	351,760	—
Gross Unrealized Depreciation	(43,132,923)	(871,151,272)	(507,762,362)

Net Unrealized Appreciation (Depreciation)	$(43,132,923)	$(870,799,512)	$(507,762,362)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Cost	$120,109,754	$32,186,751	$127,024,104
Gross Unrealized Appreciation	203,788	—	1,892,321
Gross Unrealized Depreciation	(50,748,931)	(14,122,990)	(29,347,685)

Net Unrealized Appreciation (Depreciation)	$(50,545,143)	$(14,122,990)	$(27,455,364)

	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Cost	$40,457,883	$2,670,501	$55,016,464
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(17,498,432)	(224,425)	(4,981,144)

Net Unrealized Appreciation (Depreciation)	$(17,498,432)	$(224,425)	$(4,981,144)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost	$22,242,180	$421,103,338
Gross Unrealized Appreciation	684,755	—
Gross Unrealized Depreciation	(3,008,918)	(189,550,406)

Net Unrealized Appreciation (Depreciation)	$(2,324,163)	$(189,550,406)

(*)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements (Unaudited)

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

■	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Direxion All Cap Insider Sentiment Shares				Direxion Large Cap Insider Sentiment Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$4,021,329	$—	$—	$4,021,329	$3,962,861	$—	$—	$3,962,861

	Direxion S&P 1500® DRRC Index Volatility Response Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$3,758,137	$—	$—	$3,758,137	$1,926,793	$—	$—	$1,926,793
Short-Term Investments	455,613	—	—	455,613	155,694	—	—	155,694

	Direxion S&P Latin 40 DRRC Index Volatility Response Shares				Direxion NASDAQ-100® Equal Weighted Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,858,836	$—	$—	$2,858,836	$5,513,179	$—	$—	$5,513,179
Short-Term Investments	849,877	—	—	849,877	—	—	—	—

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$960,067	$—	$—	$960,067	$320,114	$—	$—	$320,114

Other Financial Instruments**	—	(137,867)	—	(137,867)	—	(78,886)	—	(78,886)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$876,756	$—	$—	$876,756	$4,430,276	$—	$—	$4,430,276

Other Financial Instruments**	—	(240,033)	—	(240,033)	—	(846,977)	—	(846,977)

	Direxion Daily S&P 500 Bull 3X Shares				Direxion Daily S&P 500 Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$50,608,425	$—	$—	$50,608,425	$—	$—	$—	$—
Short-Term Investments	104,852,593	—	—	104,852,593	117,737,447	—	—	117,737,447

Other Financial Instruments**	—	17,314,279	—	17,314,279	—	(16,017,542)	—	(16,017,542)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$9,676,190	$—	$—	$9,676,190	$—	$—	$—	$—
Short-Term Investments	16,455,614	—	—	16,455,614	10,370,785	—	—	10,370,785

Other Financial Instruments**	—	1,851,706	—	1,851,706	—	(986,702)	—	(986,702)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$100,050,129	—	—	$100,050,129	$—	$—	$—	$—
Short-Term Investments	403,093,156	—	—	403,093,156	534,170,783	—	—	534,170,783

Other Financial Instruments**	—	57,607,572	—	57,607,572	—	14,583,544	—	14,583,544

	Direxion Daily BRIC Bull 3X Shares				Direxion Daily BRIC Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,061,036	$—	$—	$2,061,036	$—	$—	$—	$—
Short-Term Investments	2,368,452	—	—	2,368,452	2,078,335	—	—	2,078,335

Other Financial Instruments**	—	(532,579)	—	(532,579)	—	713,489	—	713,489

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$9,341,625	$—	$—	$9,341,625	$—	$—	$—	$—
Short-Term Investments	26,483,446	—	—	26,483,446	10,676,239	—	—	10,676,239

Other Financial Instruments**	—	(5,105,351)	—	(5,105,351)	—	1,775,901	—	1,775,901

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$4,494,000	$—	$—	$4,494,000	$—	$—	$—	$—
Short-Term Investments	9,088,275	—	—	9,088,275	8,821,303	—	—	8,821,303

Other Financial Instruments**	—	(289,830)	—	(289,830)	—	870,361	—	870,361

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$39,245,810	$—	$—	$39,245,810	$—	$—	$—	$—
Short-Term Investments	196,007,021	—	—	196,007,021	93,299,392	—	—	93,299,392

Other Financial Instruments**	—	(4,107,715)	—	(4,107,715)	—	(2,124,949)	—	(2,124,949)

	Direxion Daily India Bull 3X Shares				Direxion Daily India Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$6,553,272	$—	$—	$6,553,272	$—	$—	$—	$—
Short-Term Investments	11,157,004	—	—	11,157,004	3,640,244	—	—	3,640,244

Other Financial Instruments**	—	(1,631,633)	—	(1,631,633)	—	1,357,487	—	1,357,487

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$10,952,597	$—	$—	$10,952,597	$—	$—	$—	$—
Short-Term Investments	11,031,517	—	—	11,031,517	2,950,265	—	—	2,950,265

Other Financial Instruments**	—	412,816	—	412,816	—	386,353	—	386,353

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$7,380,264	$—	$—	$7,380,264	$—	$—	$—	$—
Short-Term Investments	10,642,466	—	—	10,642,466	6,834,074	—	—	6,834,074

Other Financial Instruments**	—	707,393	—	707,393	—	2,381,909	—	2,381,909

	Direxion Daily Agribusiness Bull 3X Shares				Direxion Daily Agribusiness Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$712,240	$—	$—	$712,240	$—	$—	$—	$—
Short-Term Investments	890,012	—	—	890,012	1,110,244	—	—	1,110,244

Other Financial Instruments**	—	156,834	—	156,834	—	117,342	—	117,342

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Basic Materials Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$482,569	$—	$—	$482,569	$—	$—	$—	$—
Short-Term Investments	1,356,529	—	—	1,356,529	991,259	—	—	991,259

Other Financial Instruments**	—	598,947	—	598,947	—	233,473	—	233,473

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$127,198,245	$—	$—	$127,198,245	$—	$—	$—	$—
Short-Term Investments	105,055,228	—	—	105,055,228	11,923,593	—	—	11,923,593

Other Financial Instruments**	—	(27,289,559)	—	(27,289,559)	—	3,843,852	—	3,843,852

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies—Equity†	$1,113,310	$—	$—	$1,113,310	$—	$—	$—	$—
Short-Term Investments	1,701,521	—	—	1,701,521	1,620,007	—	—	1,620,007

Other Financial Instruments**	—	1,519,588	—	1,519,588	—	(566,044)	—	(566,044)

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$5,699,367	$—	$—	$5,699,367	$—	$—	$—	$—
Short-Term Investments	12,931,918	—	—	12,931,918	2,583,932	—	—	2,583,932

Other Financial Instruments**	—	(1,379,580)	—	(1,379,580)	—	106,436	—	106,436

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Retail Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,447,932	$—	$—	$2,447,932	$—	$—	$—	$—
Preferred Stocks†	5	—	—	5	—	—	—	—
Short-Term Investments	1,955,333	—	—	1,955,333	1,728,515	—	—	1,728,515

Other Financial Instruments**	—	1,555,498	—	1,555,498	—	(264,300)	—	(264,300)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$12,379,820	$—	$—	$12,379,820	$—	$—	$—	$—
Short-Term Investments	47,973,294	—	—	47,973,294	15,829,721	—	—	15,829,721

Other Financial Instruments**	—	10,152,569	—	10,152,569	—	(2,928,994)	—	(2,928,994)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies- Equity†	$26,254,568	$—	$—	$26,254,568	$—	$—	$—	$—
Short-Term Investments	177,478,409	—	—	177,478,409	61,333,821	—	—	61,333,821

Other Financial Instruments**	—	64,739,583	—	64,739,583	—	(11,107,084)	—	(11,107,084)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$128,156,209	$—	$—	$128,156,209	$—	$—	$—	$—
Short-Term Investments	708,056,311	—	—	708,056,311	545,628,490	—	—	545,628,490

Other Financial Instruments**	—	150,225,305	—	150,225,305	—	(37,072,617)	—	(37,072,617)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies- Equity†	$18,860,390	$—	$—	$18,860,390	$—	$—	$—	$—
Short-Term Investments	50,704,221	—	—	50,704,221	18,063,761	—	—	18,063,761

Other Financial Instruments**	—	45,948,819	—	45,948,819	—	(3,887,230)	—	(3,887,230)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies- Equity†	$42,266,655	$—	$—	$42,266,655	$—	$—	$—	$—
Short-Term Investments	57,302,085	—	—	57,302,085	22,959,451	—	—	22,959,451

Other Financial Instruments**	—	15,701,423	—	15,701,423	—	(3,753,139)	—	(3,753,139)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,446,076	$—	$—	$2,446,076	$50,035,320	$—	$—	$50,035,320

Other Financial Instruments**	—	842,445	—	842,445	—	(17,194,416)	—	(17,194,416)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies- Fixed income†	$10,547,723	$—	$—	$10,547,723	$—	$—	$—	$—
Short-Term Investments	9,370,294	—	—	9,370,294	231,552,932	—	—	231,552,932

Other Financial Instruments**	—	3,355,580	—	3,355,580	—	(76,267,128)	—	(76,267,128)

†	Please refer to the schedule of investments to view securities listed by industry.
*	Please refer to the schedule of investments to view securities listed by country.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended July 31, 2012. There were no Level 3 securities held by the Funds at July 31, 2012. It is the Funds’ policy to recognize transfer into Level 3 at the value as of the beginning of the period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President
Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date: September 27, 2012

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date: September 27, 2012